AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2004


                                                            FILE NOS. 333-50529;

                                                                       811-08759

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. / /
                      POST-EFFECTIVE AMENDMENT NO. 9  /X/

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                             AMENDMENT NO. 13 /X/


                         LAUDUS VARIABLE INSURANCE TRUST
               (Exact Name of Registrant as Specified in Charter)

                                3435 STELZER ROAD
                               COLUMBUS, OH 43219
               (Address of Principal Executive Offices) (Zip code)

                                  925-254-6464
              (Registrant's Telephone Number, including Area Code)

Name and Address of Agent for Service:             Copies to:
--------------------------------------             ----------
JANA D. THOMPSON                                   THOMAS S. HARMAN, ESQ.
Charles Schwab Investment Management, Inc.         Morgan, Lewis & Bockius LLP
101 Montgomery Street                              1111 Pennsylvania Avenue, NW
San Francisco, CA 94104                            Washington, D.C. 20004

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:

/ / Immediately upon filing pursuant to paragraph (b)

/X/ On April 30, 2004 pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)

/ / On April 30, 2004 pursuant to paragraph (a)(1)

/ / 75 days after filing pursuant to paragraph (a)(2)
/ / On_________ pursuant to paragraph (a)(2)

                LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
                                 CLASS 1 SHARES

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                                 1-866-4-LAUDUS


                                   MAY 1, 2004

THE LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND SEEKS TO INCREASE THE VALUE OF YOUR INVESTMENT IN BULL MARKETS AND IN BEAR MARKETS THROUGH STRATEGIES THAT ARE DESIGNED TO LIMIT EXPOSURE TO GENERAL EQUITY MARKET RISK. THE FUND'S INVESTMENT ADVISER IS CHARLES SCHWAB INVESTMENT MANAGEMENT, INC. THE FUND'S SUBADVISER IS AXA ROSENBERG INVESTMENT MANAGEMENT LLC. SHARES OF THE FUND ARE OFFERED EXCLUSIVELY FOR SALE TO INSURANCE COMPANY SEPARATE ACCOUNTS.

                           PLEASE REFER TO THE END OF
            THIS PROSPECTUS FOR IMPORTANT PRIVACY POLICY INFORMATION.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE
    SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY
                   REPRESENTATION TO THE CONTRARY IS A CRIME.

                                TABLE OF CONTENTS



                                                                                       PAGE
RISK/RETURN SUMMARY                                                                      XX

FEES AND EXPENSES                                                                        XX

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES                                XX

PRINCIPAL RISKS                                                                          XX

CERTAIN ADDITIONAL INVESTMENT TECHNIQUES AND RELATED RISKS                               XX

PERFORMANCE INFORMATION FROM THE SUBADVISER'S OTHER LONG/SHORT EQUITY ACCOUNTS           XX

THE SUBADVISER'S GENERAL INVESTMENT PHILOSOPHY                                           XX

MANAGEMENT OF THE FUND                                                                   XX

HOW THE FUND PRICES ITS SHARES                                                           XX

PURCHASING FUND SHARES                                                                   XX

REDEEMING FUND SHARES                                                                    XX

DISTRIBUTIONS                                                                            XX

TAXES                                                                                    XX

OTHER INFORMATION                                                                        XX

FINANCIAL HIGHLIGHTS                                                                     XX

                               RISK/RETURN SUMMARY


The following is a summary of certain key information about the Laudus Rosenberg VIT Value Long/Short Equity Fund (the "Fund"). This summary identifies the Fund's investment objective, principal investment strategies and principal risks. The principal risks of the Fund are identified below and more fully discussed beginning on page X. You can find more detailed descriptions of the Fund further back in this prospectus (the "Prospectus"). Please be sure to read this additional information BEFORE you invest.


     Other important things for you to note:

        - You may lose money by investing in the Fund.
        - An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTMENT OBJECTIVE

The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to limit exposure to general equity market risk.

The Fund is a series of the Laudus Variable Insurance Trust (the "Trust"). The Fund is advised by Charles Schwab Investment Management, Inc. ("CSIM"). AXA Rosenberg Investment Management LLC ("AXA Rosenberg") acts as subadviser to the Fund.

SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES


The Fund seeks to achieve its investment objective by buying common stocks (i.e., holding a "long" position) that AXA Rosenberg believes are undervalued and by "selling short" stocks that AXA Rosenberg believes are overvalued. AXA Rosenberg's quantitative investment process is designed to continuously maintain approximately equal dollar amounts invested in long and short positions. The Fund seeks to have near exposure versus the specific industries' capitalization ranges and certain other risk factors represented in the domestic small- and mid-capitalization stock market. The Fund primarily invests in small and mid-capitalization stocks that are principally traded in the markets of the United States, but may also invest in large capitalization stocks. As of December 31, 2003, mid-capitalization stocks included stocks with market capitalizations under approximately $12 billion, but this amount will vary. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund measures its return by a comparison to the return on 3-month U.S. Treasury Bills. By buying and selling short different stocks, the Fund attempts to limit the effect on its performance of, and the risk associated with, general U.S. stock market movements.

AXA Rosenberg considers financial information and market trends ("fundamental" and "quantitative" investment criteria) in determining which securities to buy and sell. AXA Rosenberg employs a bottom-up approach to investing (by predicting the performance of individual stocks rather than forecasting the trends in markets, investment styles or sectors which uses two stock selection models to evaluate stocks: (1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value (the price of a stock divided by its book value) that are lower than those of other companies in the same industry. Although, as noted above, the Fund's stock selection models tend to produce a value style of investment, AXA Rosenberg attempts to moderate, although by no means eliminate, the Fund's value orientation by applying a quantitative risk-control and portfolio optimization process. In addition, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this Prospectus.


The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund are likely to reflect short-term capital gains which are taxed like ordinary income rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS

As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISKS. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. Because AXA Rosenberg could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses exceed those of conventional stock mutual funds that hold only long portfolios.

MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that AXA Rosenberg will fail to construct a portfolio of long and short positions that has limited exposure to general U.S. stock market movements, capitalization ranges or other risk factors.

RISK OF SHORT SALES. AXA Rosenberg may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because the Fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

SMALL AND MID-SIZE COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees.

STYLE RISK. Because AXA Rosenberg's risk control policy is not intended to yield a perfectly style-neutral portfolio, it is likely that the Fund's portfolio will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets, meaning that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks.

PORTFOLIO TURNOVER. In executing its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.


For a more detailed description of these and other risks associated with an investment in the Fund, turn to page X.


PERFORMANCE INFORMATION

The Fund has not provided performance information because it has not been in operation for a full calendar year.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class 1 Shares of the Fund. The fee table and example do not reflect any fees which may be charged by the insurance company separate account through which you hold your shares. If they did reflect such charges, the overall expenses described below would be higher.

                                                                                 CLASS 1
                                                                                 -------
SHAREHOLDER FEES (paid directly from your investment):
     Maximum Sales Charge (Load)                                                  N/A
     Maximum Sales Charge (Load) Imposed on Purchases                             N/A
     Maximum Deferred Sales Charge (Load)                                         N/A
     Maximum Sales Charge (Load) Imposed on Reinvested Dividends                  N/A
     Redemption Fee                                                               N/A

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLE This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year, that the Fund's operating expenses remain the same as the Total Annual Fund Operating Expenses shown below, and that all dividends and distributions are reinvested in the Fund. Your actual costs may be higher or lower. Based on those assumptions, your costs would be:


                               OPERATING EXPENSES



CLASS OF SHARES                                         CLASS 1
---------------                                         -------
Management Fees                                          1.50%
Distribution and Shareholder Service (12b-1) Fees        None

Other Expenses
   Dividend Expenses on Securities Sold Short            0.98%
   Remainder of Other Expenses                           4.82%
                                                        -----
Total                                                    5.80%
                                                        -----
Total Annual Fund Operating Expenses                     7.30%
Fee Waiver and/or Expense Reimbursement*                (4.58%)

                                                        -----
Net Expenses                                             2.72%
                                                        =====

                                     EXAMPLE

              1        3         5        10
            YEAR     YEARS     YEARS     YEARS
            ----     -----     -----     -----
Class 1     $ 275*   $ 844*   $ 1,928   $ 5,613


----------

       * Reflects CSIM's contractual undertaking (the "Expense Limitation Agreement") to waive its management fee and bear certain expenses (excluding extraordinary expenses, dividends on securities sold short and, to the extent applicable, distribution and shareholder service fees). The Expense Limitation Agreement will be in place until at least December 31, 2007. Schwab may, but is not required to, extend the Agreement for additional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next three fiscal years by the Fund to the Adviser to the extent that the repayment will not cause the Fund's Net Expenses to exceed 1.74% (as stated in the Expense Limitation Agreement) during the respective year.

            INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES


The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to limit exposure to general equity market risk. The Fund measures its return by a comparison to the return on 3-month U.S. Treasury Bills. The Fund attempts to achieve its objective by taking long positions in stocks of certain capitalization ranges (as described below) principally traded in the markets of the United States that AXA Rosenberg has identified as undervalued and short positions in such stocks that it has identified as overvalued. When AXA Rosenberg believes that a security is overvalued relative to the securities in the Fund's long portfolio, it may sell the security short by borrowing it from a third party and selling it at the then-current market price. By taking long and short positions in different stocks, the Fund attempts to limit the effect of general stock market movements on the Fund's performance. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. If the Fund were to change this 80% investment policy, the Fund would provide 60 days' notice to its shareholders prior to the change's occurrence.

AXA Rosenberg's stock selection process focuses on the identification of stocks with attractively priced fundamentals and future expected earnings at reasonable current prices. Because AXA Rosenberg's stock selection models typically find more bargains among value stocks and more overpriced securities (short sale opportunities) among growth stocks, the Fund's portfolio tends to have a value exposure. AXA Rosenberg attempts to moderate, although by no means eliminate, this value exposure by applying a quantitative risk-control and portfolio optimization process.


It is expected that the Fund may achieve a positive return if the securities in the Fund's long portfolio outperform the securities in its short portfolio, each taken as a whole. Conversely, it is expected that the Fund will incur losses if the securities in its long portfolio underperform the securities in its short portfolio. AXA Rosenberg will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio.

The Fund seeks to construct a diversified portfolio that has limited exposure to U.S. equity market risk generally and near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. It is currently expected that the long and short positions of the Fund will be invested primarily in small and mid-capitalization stocks. For purposes of the preceding sentence, the 200 stocks principally traded in the markets of the United States with the largest market capitalizations are considered large capitalization stocks, the next 800 largest stocks are considered mid-capitalization stocks and all other stocks are considered small capitalization stocks. As of December 31, 2003, the market capitalization of the largest company whose stock would be considered a mid-capitalization stock was approximately $12 billion. Stocks of companies with relatively small market capitalizations tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations.

AXA Rosenberg uses the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. AXA Rosenberg attempts to achieve returns for the Fund's shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other things, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills effectively have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

Because the Fund may engage in active and frequent trading of portfolio securities, a larger portion of distributions you would receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary dividends, rather than long-term capital gain distributions.


The investment objective and policies of the Fund may be changed without shareholder approval unless explicitly stated otherwise.


                                 PRINCIPAL RISKS

The value of your investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values. This section describes the principal risks that may affect the Fund's investments as a whole. The Fund could be subject to additional risks because the types of investments made by the Fund can change over time.

INVESTMENT RISKS. An investment in the Fund involves risks similar to those of investing in common stocks directly. Just as with common stocks, the value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting the Fund's portfolio. Investment in shares of the Fund is, like investment in common stocks, more volatile and risky than some other forms of investment. Also, the Fund is subject to the risk that its long positions may decline in value at the same time that the market value of securities sold short increases, thereby increasing the magnitude of the loss that you may suffer on your investment as compared with more conventional stock mutual funds.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed investment portfolio. This is the risk that AXA Rosenberg will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that it will produce the desired results. In some cases, certain investments may be unavailable or AXA Rosenberg may not choose certain investments under market conditions when, in retrospect, their use would have been beneficial to the Fund.

The Fund will lose money if AXA Rosenberg fails to purchase, sell or sell short different stocks such that the securities in the Fund's long portfolio, in the aggregate, outperform the securities in the Fund's short portfolio. In addition, management risk is heightened for the Fund because AXA Rosenberg could make poor stock selections for both the long and the short portfolios.

MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that AXA Rosenberg will fail to construct a portfolio of long and short positions that has limited exposure to general equity market risk, specific capitalization ranges and certain other risk factors.

RISK OF SHORT SALES. When AXA Rosenberg believes that a security is overvalued, it may cause the Fund to sell the security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. The Fund will incur a loss if the price of the borrowed security increases between the time the Fund sells it short and the time the Fund must replace it. The Fund may achieve a gain if the price of the borrowed security decreases during that period of time. The

Fund cannot guarantee that it will be able to replace a security at any particular time or at an acceptable price.

While the Fund is short a security, it is always subject to the risk that the security's lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If this happens, the Fund must buy the replacement share immediately at the stock's then-current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security to close out the short position. The Fund's gain on a short sale, before transaction costs, is limited to the difference between the price at which it sold the borrowed security and the price it paid to purchase the security to return to the lender. By contrast, its potential loss on a short sale is unlimited because the loss increases as the price of the security sold short increases, and the price may rise indefinitely.


Short sales also involve other costs. The Fund must repay to the lender any dividends or interest that accrue while it is holding a security sold short. To borrow the security, the Fund also may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, if the Fund enters into a short sale against the box, it may be a taxable event with respect to the shorted position.


Until the Fund replaces a borrowed security, it will maintain daily a segregated account with its custodian containing cash, U.S. Government securities, or other liquid securities. The amount deposited in the segregated account plus any amount held as collateral with a broker or other custodian will at least equal the current market value of the security sold short. Depending on the arrangements made with such broker or custodian, the Fund might not receive any payments (including interest) on collateral held with the broker or custodian. The assets used to cover the Fund's short sales will not be available to use for redemptions. The Fund will not make a short sale if, after giving effect to the short sale, the market value of all securities sold short would exceed 100% of the value of the Fund's net assets.

SMALL AND MID-SIZE COMPANY RISK. Companies with small or mid-sized market capitalizations may be dependent upon a single proprietary product or market niche, may have limited product lines, markets or financial resources, or may depend on a limited management group. Typically, such companies have fewer securities outstanding, and their securities may be less liquid than securities of larger companies. Their common stock and other securities may trade less frequently and in limited volume and are generally more sensitive to purchase and sale transactions. Therefore, the prices of such securities tend to be more volatile than the prices of securities of companies with larger market capitalizations. As a result, the absolute values of changes in the prices of securities of companies with small or mid-sized market capitalizations may be greater than those of larger, more established companies.

STYLE RISK. Because AXA Rosenberg's risk control policy is not intended to yield a perfectly style-neutral portfolio, it is likely that the Fund's portfolio will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets, meaning that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks.

PORTFOLIO TURNOVER. The consideration of portfolio turnover does not constrain AXA Rosenberg's investment decisions. The Fund is actively managed and the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover rates will result in comparatively greater brokerage commissions or other transaction costs. Such costs will reduce the Fund's return. A higher portfolio turnover rate will also result in the realization of substantial net short-term gains, which are taxable as ordinary income to shareholders when distributed.


           CERTAIN ADDITIONAL INVESTMENT TECHNIQUES AND RELATED RISKS


The Fund has the flexibility to invest, within limits, in a variety of instruments designed to enhance its investment capabilities. A brief description of certain of these instruments and the risks associated with them appears below. You can find more detailed information in the Trust's statement of additional information (the "SAI").


CERTAIN HOLDINGS. To meet redemption requests or for investment purposes, the Fund may temporarily hold a portion of its assets in full faith and credit obligations of the United States Government (E.G., U.S. Treasury Bills) and in short-term notes, commercial paper or other money market instruments of high quality (specifically, rated at least "A-2" or "AA" by Standard & Poor's ("S&P") or Prime 2 or "Aa" by Moody's Investors Service, Inc. ("Moody's")) issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's, or determined by AXA Rosenberg to be of comparable quality to any of the foregoing.

In connection with these holdings, the Fund may be subject to interest rate risk and credit risk. Interest rate risk is the risk that changes in interest rates will adversely affect the value of the Fund's debt securities. Debt securities constitute obligations of an issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of such securities to decline. Even the highest quality debt securities, including U.S. Government securities, are subject to interest rate risk.

Credit risk is the risk that the issuer or the guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. As noted above, however, the Fund will hold debt securities only of issuers with high credit ratings.

STOCK INDEX FUTURES. A stock index futures contract (an "Index Future") is a contract to buy an integral number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index. An option on an Index Future gives the purchaser the right, in return for the premium paid, to assume a long or a short position in an Index Future. The Fund will realize a loss if the value of an Index Future declines between the time the Fund purchases it and the time it sells it and may realize a gain if the value of the Index Future rises between such dates.

In connection with the Fund's investment in common stocks, the Fund may invest in Index Futures while AXA Rosenberg seeks favorable terms from brokers to effect transactions in common stocks selected for purchase. The Fund may also invest in Index Futures when AXA Rosenberg believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the Fund, pending investment in such stocks when they do become available. Through the use of Index Futures, the Fund may maintain a portfolio with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit the Fund to avoid potential market and liquidity problems (driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) which may result from increases or decreases in positions already held by the Fund. The Fund may also use Index Futures in order to hedge its equity positions.

In contrast to purchases of a common stock, no price is paid or received by the Fund upon the purchase of a futures contract. Upon entering into a futures contract, the Fund will be required to deposit with its custodian in a segregated account in the name of the futures broker a specified amount of cash or securities. This is known by participants in the market as "initial margin." The type of instruments that may be deposited as initial margin, and the required amount of initial margin, are determined by the futures exchange on which the Index Futures are traded. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker, will be made on a daily basis as the price of the particular index fluctuates, making the position in the futures contract more or less valuable, a process known as "marking to the market."

The Fund may close out a futures contract purchase by entering into a futures contract sale. This will operate to terminate the Fund's position in the futures contract. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

The Fund's use of Index Futures involves risk. Positions in Index Futures may be closed out by the Fund only on the futures exchanges on which the Index Futures are then traded. There can be no assurance that a liquid market will exist for any particular contract at any particular time. The liquidity of the market in futures contracts could be adversely affected by "daily price fluctuation limits" established by the relevant futures exchange which limit the amount of fluctuation in the price of an Index Futures contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit. In such events, it may not be possible for the Fund to close its futures contract purchase, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. The futures market may also attract more speculators than do the securities markets, because deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Increased participation by speculators in the futures market may also cause price distortions. In addition, the price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market disturbances.

Further, the ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. There is no assurance that a liquid secondary market will exist for any particular option or at any particular time.


When the Fund purchases an Index Future, it is required to maintain, at all times while an Index Future is held by the Fund, cash, U.S. Government securities or other high grade liquid securities in a segregated account with its custodian in an amount which, together with the initial margin deposit on the futures contract, is equal to the current value of the futures contract.


REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act"), a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto, and (b) inability to enforce rights and the expenses involved in attempted enforcement.

LOANS OF PORTFOLIO SECURITIES. The Fund may lend some or all of its portfolio securities to broker-dealers. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or U.S. Government securities at least equal at all times to the market value of the securities lent. The borrower pays to the Fund an amount equal to any dividends or interest received on the securities lent. When the collateral is cash, the Fund may invest the cash collateral in interest-bearing, short-term securities. When the collateral is U.S. Government securities, the Fund usually receives a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call loans in order to sell the securities involved. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by AXA Rosenberg to be of relatively high credit standing.

ILLIQUID SECURITIES. The Fund may purchase "illiquid securities," defined as securities which cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued such securities, so long as no more than 15% of the Fund's net assets would be invested in such illiquid securities after giving effect to the purchase. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Fund may be forced to sell them at a discount from the last offer price.

FOREIGN INVESTMENTS. Although the Fund invests primarily in securities principally traded in U.S. markets, the Fund may buy, or engage in short sales with respect to, stocks of foreign companies that trade on U.S. markets. Investments in securities of foreign issuers involve certain risks that are less significant for investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, changes in currency exchange rates or exchange control regulations (including currency blockage). The Fund may be unable to obtain and enforce judgments against foreign entities, and issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. Also, the securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies.

                  PERFORMANCE INFORMATION FROM THE SUBADVISER'S
                        OTHER LONG/SHORT EQUITY ACCOUNTS

AXA Rosenberg also serves as adviser to other long/short equity accounts (the "Other Long/Short Equity Accounts") that have investment objectives, policies and strategies that are substantially similar to those of the Fund. THE INFORMATION BELOW DOES NOT REPRESENT THE HISTORICAL PERFORMANCE OF THE LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND AND SHOULD NOT BE CONSIDERED A PREDICTION OF ITS FUTURE PERFORMANCE. The performance of the Fund may vary from the performance of the Other Long/Short Equity Accounts. The performance information shown below is based on a composite of all of AXA Rosenberg's accounts and those of its predecessor with investment objectives, policies and strategies that are substantially similar to those of the Fund and has been adjusted to give effect to the annualized net expenses of the Fund (as set forth in the Annual Fund Operating Expenses table, above). All but one of the Other Long/Short Equity Accounts were not registered under the 1940 Act and therefore were not subject to certain investment restrictions imposed by the 1940 Act. If those Other Long/Short Equity Accounts had been registered under the 1940 Act, their performance and the composite performance might have been adversely affected. In addition, all but one of the Other Long/Short Equity Accounts were not subject to Subchapter M of the Internal Revenue Code. If those Other Long/Short Equity Accounts had been subject to Subchapter M, their performance and the composite performance might have been adversely affected. Moreover, the following information does not reflect the separate account fees and charges charged by the insurance company to investor accounts. These fees and charges would have adversely affected an investor's return on the Other Long/Short Equity Accounts.

The bar chart and table below show:

     - CHANGES IN THE OTHER LONG/SHORT EQUITY ACCOUNTS' PERFORMANCE FROM YEAR TO YEAR OVER THE LIFE OF THE OTHER LONG/SHORT EQUITY ACCOUNT COMPOSITE; AND
     - HOW THE OTHER LONG/SHORT EQUITY ACCOUNTS' AVERAGE ANNUAL RETURNS OVER ONE YEAR, FIVE YEARS, AND THE LIFE OF THE OTHER LONG/SHORT EQUITY ACCOUNT COMPOSITE COMPARE TO THOSE OF 3-MONTH U.S. TREASURY BILLS.


     YEARLY PERFORMANCE (%) - OTHER LONG/SHORT EQUITY ACCOUNTS (ADJUSTED FOR
                                 FEES AND EXPENSES OF CLASS 1 SHARES)


                               YEARLY PERFORMANCE

                CALENDAR YEAR END                 ANNUAL RETURN (%)
                       1996                            27.30%
                       1997                            13.07%
                       1998                             2.11%
                       1999                           -14.69%
                       2000                            -1.47%
                       2001                            11.74%
                       2002                            29.46%
                       2003                            -7.82%

During all periods shown in the bar graph, the Other Long/Short Equity Accounts' highest quarterly return was 25.35%, for the quarter ended 9/30/01, and their lowest quarterly return was -13.04%, for the quarter ended 12/31/01.

PERFORMANCE TABLE - OTHER LONG/SHORT EQUITY ACCOUNTS


This table shows how the Other Long/Short Equity Accounts' performance compares with the returns of 3-month U.S. Treasury Bills.

       AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2003)


                                                                                                SINCE
                                                                 PAST ONE      PAST FIVE      INCEPTION
                                                                   YEAR          YEARS         (7/1/95)
                                                                 --------      ---------      ---------
Other Long/Short Equity Accounts (adjusted for the net of
     fees and expenses of Class 1 shares of the Fund)             -7.82%         2.31%          6.90%
3-month U.S. Treasury Bills(1)**                                   1.03%         3.34%          4.07%*

----------

1. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other things, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not bear the risk of losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

*  This information is provided as of 6/30/95.

** When comparing the composite performance of its other accounts to the performance of the 3-month U.S. Treasury Bills benchmark, AXA Rosenberg uses an internally derived formula to calculate the benchmark's performance which differs from the method used by the Fund as shown in the table above. Using AXA Rosenberg's internal calculation method, the performance of the benchmark for the 1 year, 5 year and since inception periods ended December 31, 2003, was 1.01%, 3.42%, and 4.13%, respectively.

There has been one modification to AXA Rosenberg's long/short equity accounts strategy since its inception in 1995. In October 1998, AXA Rosenberg's predecessor combined the Earnings Change Model and the Investor Sentiment Model into the Earnings Forecast Model. See "The Subadviser's General Investment Philosophy - Stock Selection." Despite this enhancement to AXA Rosenberg's long/short equity strategy, the Fund has investment objectives, policies and strategies substantially similar to those of the Other Long/Short Equity Accounts.


                 THE SUBADVISER'S GENERAL INVESTMENT PHILOSOPHY

AXA Rosenberg uses a bottom-up, fundamental stock selection process driven by proprietary technology for all the Trust's portfolios, through which it seeks to outperform a benchmark while diversifying investment risk across a portfolio's holdings. In seeking to outperform the Fund's designated benchmark, AXA Rosenberg also attempts to control risk in the Fund's portfolio relative to the securities constituting that benchmark. Since the Fund is substantially invested in equities at all times, AXA Rosenberg does not seek to earn an extraordinary return by timing the market. AXA Rosenberg seeks to avoid constructing a portfolio that differs significantly from the benchmark with respect to characteristics such as market capitalization, historic relative volatility and industry weightings. The Fund seeks to have exposure to these factors similar to that of the designated benchmark.


AXA Rosenberg's goal for the Fund is to identify companies that it believes have the best future earnings potential, combined with the right risk characteristics. AXA Rosenberg's investment decisions are guided by proprietary technology known as "expert systems." These systems are engineered to think like top analysts, with the unique capacity to evaluate simultaneously the fundamentals of 17,500 stocks worldwide. Two stock selection models, a Valuation Model and an Earnings Forecast Model are the keys to their process.


AXA Rosenberg's investment strategy seeks to identify mispriced stocks across industries, and in some cases countries, through rigorous analysis of a company's fundamental data. It employs a systematic, disciplined framework for stock selection that uses a relative-value approach and a focus on risk management. AXA Rosenberg compares companies operating in similar businesses to identify those that they believe are undervalued in relation to their peers. For each of the stocks it evaluates, it creates a valuation view and an earnings forecast view, and puts the two views together to gain an overall perspective of the potential attractiveness of each stock. Then AXA Rosenberg compares the risks of each of the stocks that it believes are the most attractive in an attempt to build a portfolio that strikes an optimal balance between risk and reward.




DECISION PROCESS

AXA Rosenberg uses proprietary systems to focus on generating unique insights into earnings - across industries and countries. Its decision process is a continuum. Its research function develops models that analyze the more than 17,500 securities in the global universe. These models include analyses of both fundamental data and historical price performance. The portfolio management function optimizes each portfolio's composition, executes trades, and monitors performance and trading costs.

The essence of AXA Rosenberg's approach is attention to important aspects of the investment process. Factors crucial to successful stock selection include: (1) accurate and timely data on a large universe of companies; (2) subtle quantitative descriptors of value and predictors of changes in value; and (3) insightful definitions of similar businesses. AXA Rosenberg regularly assimilates, checks and structures the input data on which its models rely. It believes that with correct data, the recommendations made by the system will be sound.


STOCK SELECTION


Fundamental valuation of stocks is key to AXA Rosenberg's investment process, and the heart of the valuation process lies in its proprietary Valuation Model. Analysis of companies in the United States and Canada is conducted in a single unified model. The Valuation Model discriminates where the two markets are substantially different, while simultaneously comparing companies in the two markets according to their degrees of similarity. European companies and Asian companies (other than Japanese companies) are analyzed in a nearly global model, which includes the United States and Canada, as a further basis for comparative valuation, but which excludes Japan. Japanese companies are analyzed in an independent national model. The Valuation Model incorporates the various accounting standards that apply in different markets and makes adjustments to ensure meaningful comparisons.

An important feature of the Valuation Model is the classification of companies into one or more of 170 groups of "similar" businesses. Each company is broken down into its individual business segments. Each segment is compared with similar segments of other companies doing business in the same geographical market and, in most cases, in different markets. AXA Rosenberg appraises the company's assets, operating earnings and sales within each business segment, using the market's valuation of the relevant category of business as a guide where possible. It then puts the segment appraisals together to create balance sheet, income statement, and sales valuation models for each total company, while adjusting the segment appraisals to reflect variables which apply only to the total company, such as taxes, capital structure, and pension funding.

AXA Rosenberg's proprietary Earnings Forecast Model attempts to predict the earnings change for companies over a one-year period. This model examines, among other things, measures of company profitability, measures of operational efficiency, analysts' earnings estimates and measures of investor sentiment, including broker recommendations, earnings surprise and prior market performance. In different markets around the world, AXA Rosenberg has different levels of investor sentiment data available and observes differing levels of market response to the model's various predictors.

AXA Rosenberg combines the results of the Earnings Forecast Model with the results of the Valuation Model to determine the attractiveness of a stock for purchase or sale.


OPTIMIZATION


AXA Rosenberg's portfolio optimization system attempts to construct a Fund portfolio that will outperform the benchmark. The optimizer simultaneously considers both the recommendations of AXA Rosenberg's stock selection models and the risks in determining portfolio transactions. In addition, the portfolio optimization system attempts to moderate the value orientations of the Fund. No transaction will be executed unless the opportunity offered by a purchase or sale candidate sufficiently exceeds the potential of an existing holding to justify the transaction costs.

TRADING


AXA Rosenberg's trading system aggregates the recommended transactions for the Fund and determines the feasibility of each recommendation in light of the stock's liquidity, the expected transaction costs, and general market conditions. It relays target price information to a trader for each stock considered for purchase or sale. Trades are executed through any one of four trading strategies: traditional brokerage, networks, accommodation, and package or "basket" trades.

In the United States, the network arrangements AXA Rosenberg has developed with Instinet Matching System ("IMS") and Portfolio System for Institutional Trading ("POSIT") facilitate large volume trading with little or no price disturbance and low commission rates.

AXA Rosenberg uses accommodative trading, which allows institutional buyers and sellers of stock to present it with their "interest" lists electronically each morning. Any matches between the inventory that the brokers have presented and AXA Rosenberg's own recommended trades are signaled to its traders. Because the broker is doing agency business and has a client on the other side of the trade, it expects the other side to be accommodative in setting the price. AXA Rosenberg's objective in using this system is to execute most trades on its side of the bid/ask spread so as to minimize market impact.

Package trades further allow AXA Rosenberg to trade large lists of orders simultaneously using state of the art tools such as the Instinet Real-Time System, Instinet Order Matching System and Lattice Trading System. Those tools provide order entry, negotiation and execution capabilities, either directly to other institutions or electronically to the floor of the exchange. The advantages of using such systems include speed of execution, low commissions, anonymity and very low market impact.

AXA Rosenberg continuously monitors trading costs to determine the impact of commissions and price disturbances on the Fund's portfolio.

                             MANAGEMENT OF THE FUND

The Trust's Board of Trustees oversees the general conduct of the Trust and the Fund.

Prior to January 30, 2004, AXA Rosenberg acted as investment adviser to the Fund. On December 30, 2003, the Fund's majority shareholder approved certain changes to the advisory arrangements for the Fund that were previously approved by the Trust's Board of Trustees on December 10, 2003. A new Management Contract between CSIM and the Trust was approved on behalf of the Fund. In addition, a Subadviser Agreement among CSIM, AXA Rosenberg and the Trust on behalf of the Fund was approved. When these changes were implemented on January 30, 2004, CSIM replaced AXA Rosenberg as the investment adviser to the Fund and AXA Rosenberg assumed the role of subadviser to the Fund.

In its new capacity as subadviser, AXA Rosenberg continues to provide day-to-day portfolio management services to the Fund, while, as adviser, CSIM supervises AXA Rosenberg and assumes other functions previously fulfilled by AXA Rosenberg, including managing the Fund's other affairs and business, subject to the supervision of the Board of Trustees.


The Fund pays CSIM an advisory fee for these services on a monthly basis. The Fund's advisory fee paid to CSIM is the same (1.50% of net assets) as the advisory fee previously paid by the

Fund to AXA Rosenberg, except that a fee of 1.45% will be charged to assets under management, if any, over $500 million. CSIM - and not the Funds - pays a portion of the advisory fees it receives to AXA Rosenberg in return for its services.

As described in the "Annual Fund Operating Expenses" table in the section entitled "Fees and Expenses," CSIM has entered into an Expense Limitation Agreement to reduce its management fees and bear certain expenses until December 31, 2007, to limit the Fund's total annual operating expenses. Under that agreement, any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Fund to CSIM during the next three fiscal years to the extent that repayment will not cause the Fund's expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.

INVESTMENT ADVISER AND SUBADVISER


The investment adviser for the Fund is CSIM, 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, CSIM today serves as investment adviser for all of the SchwabFunds and the Laudus Trust. As of December 31, 2003, CSIM managed 49 mutual funds and approximately $140 billion in assets.


AXA Rosenberg is the Fund's subadviser. AXA Rosenberg's address is 4 Orinda Way, Building E, Orinda, CA 94563. AXA Rosenberg provides investment advisory services to a number of institutional investors as well as the Laudus Trust.


PORTFOLIO MANAGEMENT


A team of personnel employed by AXA Rosenberg and an affiliated entity, the Barr Rosenberg Research Center LLC (the "Research Center"), is jointly and primarily responsible for the day-to-day operations of the portfolio of the Fund.


EXECUTIVE OFFICERS


The biography of each of the executive officers of AXA Rosenberg is set forth below.

KENNETH REID. Dr. Reid is the Global Chief Investment Officer of AXA Rosenberg. His work is focused on the design and estimation of AXA Rosenberg's valuation models and he has primary responsibility for analyzing the empirical evidence that validates and supports the day-to-day recommendations of AXA Rosenberg's securities valuation models. Patterns of short-term price behavior discussed by Dr. Reid as part of his Ph.D. dissertation have been refined and incorporated into AXA Rosenberg's proprietary valuation and trading systems.

Dr. Reid earned both a B.A. degree (1973) and an M.D.S. (1975) from Georgia State University, Atlanta. In 1982, he earned a Ph.D. from the University of California, Berkeley, where he was awarded the American Bankers Association Fellowship. From 1981 until June 1986, Dr. Reid worked as a consultant at BARRA in Berkeley, California. His responsibilities included estimating multiple-factor risk models, designing and evaluating active management strategies, and serving as an internal consultant on econometric matters in finance. From 1986 to 1998, Dr. Reid was a general partner of Rosenberg Institutional Equity Management, the predecessor company to AXA Rosenberg.

WILLIAM RICKS. Dr. Ricks is the Chief Executive Officer and Chief Investment Officer of AXA Rosenberg. His primary responsibilities are the various aspects of the investment process:

trading, operations, portfolio engineering, and portfolio construction. He is responsible for the implementation of the investment strategies that are designed by the Research Center.

Dr. Ricks earned a B.S. from the University of New Orleans, Louisiana and a Ph.D. from the University of California, Berkeley in 1980. He worked as a senior accountant for Ernst & Ernst in New Orleans from 1974 to 1976. He was a financial and managerial accounting instructor at the University of California, Berkeley from 1978 to 1979, after which he was an associate professor of finance and accounting at Duke University in Durham, North Carolina until 1989. From 1989 to 1998, he was a research associate, a portfolio engineer and the Director of Accounting Research at Rosenberg Institutional Equity Management, the predecessor company to AXA Rosenberg.


THOMAS MEAD. Mr. Mead is the Global Research Director of the Research Center. He has oversight responsibilities for AXA Rosenberg's security valuation and portfolio optimization systems used to manage the Fund and for the implementation of the decisions developed therein. In addition to his oversight role within the Research Center, his focus is primarily on modeling.


Mr. Mead earned an A.B. from Indiana University, Bloomington in 1973 and an M.A. in Economics from Brown University in 1975. He worked as an economist and a fixed income manager for Allendale Insurance in Providence, Rhode Island from 1977 to 1982, after which he was Managing Director of Cambridge Associates in Boston, Massachusetts until 1989. From 1989 to 1998, he was a research associate at Rosenberg Institutional Equity Management, the predecessor company to AXA Rosenberg, where his responsibilities included portfolio engineering and client service.


INDEPENDENT TRUSTEES


Nils H. Hakansson, Mariann Byerwalter, and William A. Hasler are the Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust.


NILS H. HAKANSSON. Professor Hakansson is the Sylvan C. Coleman Professor of Finance and Accounting at the Haas School of Business, University of California, Berkeley. He is a former member of the faculty at UCLA as well as at Yale University. At Berkeley, he served as Director of the Berkeley Program in Finance (1988-1991) and as Director of the Professional Accounting Program (1985-1988). Professor Hakansson is a Certified Public Accountant and spent three years with Arthur Young & Company prior to receiving his Ph.D. from UCLA in 1966. He has twice been a Visiting Scholar at Bell Laboratories in New Jersey and was, in 1975, the Hoover Fellow at the University of New South Wales in Sydney and, in 1982, the Chevron Fellow at Simon Fraser University in British Columbia. In 1984, Professor Hakansson was a Special Visiting Professor at the Stockholm School of Economics, where he was also awarded an honorary doctorate in economics. He is a past president of the Western Finance Association (1983-1984). Professor Hakansson has published a number of articles in academic journals and in professional volumes. Many of his papers address various aspects of asset allocation procedures as well as topics in securities innovation, information economics and financial reporting. He has served on the editorial boards of several professional journals and been a consultant to the RAND Corporation and a number of investment organizations. Professor Hakansson is a member of the board of two foundations and a past board member of SuperShare Services Corporation and of Theatrix Interactive, Inc. and a Trustee of the Laudus Trust. He is also a Fellow of the Accounting Researchers International Association and a member of the Financial Economists Roundtable.

MARIANN BYERWALTER. Ms. Byerwalter is the Chairman of JDN Corporate Advisory LLC, and serves on the Board of Trustees of Stanford University, and as a Director of America First Companies, Omaha, NE; Redwood Trust, Inc.; SRI International; PMI Group, Inc; Lucile Packard Children's Hospital; the SchwabFunds family of mutual funds; and the Laudus Trust. Until 2002, she served as a Director of LookSmart, Ltd., an Internet Infrastructure company. From 1996 until 2001, she served as Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001 as Special Adviser to the President of Stanford University. Prior to her service at Stanford, she was a partner and co-founder of America First Financial Corporation, an affiliate of America First Companies of Omaha, Nebraska, which acquired EurekaBank, a $2.4 billion institution in the San Francisco Bay Area. Ms. Byerwalter performed all corporate development functions for EurekaBank, including acquisitions and divestitures, and served as the Chief Operating Officer, Chief Financial Officer and a Director of America First Eureka Holdings, the holding company for EurekaBank, a publicly traded institution. Before this, Ms. Byerwalter was Vice President for Strategic Planning and Corporate Development at BankAmerica Corporation, managing acquisitions and divestitures for BankAmerica.


Ms. Byerwalter earned a Bachelor's Degree in Economics and Political Science/Public Policy from Stanford University and a Masters Degree in Business Administration from Harvard Business School. She received the 1998 Financial Woman of the Year Award from the Financial Women's Association of San Francisco, and she was named to the SAN FRANCISCO BUSINESS TIMES' "Most Influential Women in the Bay Area" for 2001 and 2002.


WILLIAM A. HASLER. Mr. Hasler is the Vice Chairman of Aphton Corporation, a bio-pharmaceuticals company. He serves on the Board of Directors of Solectron Corporation, as the Non-Executive Chairman, Airlease Ltd., Mission West Properties and Stratex Corporation. He also serves as a Public Governor and member of the Executive Committee of the Pacific Stock & Options Exchange in San Francisco, and as a Trustee of the SchwabFunds family of mutual funds and the Laudus Trust. From 1991 to 1998, Mr. Hasler was Dean of the Haas School of Business at the University of California, Berkeley. From 1984 to 1991, he served as Vice Chairman and Director of KPMG Peat Marwick, LLP, with responsibility first for operations in the Western United States, including the audit, tax and management consulting practices, and then for worldwide management of the consulting practice. He joined KPMG in 1967, serving in various management capacities including Partner-in-Charge with responsibility for the management consulting practices of, successively, Western Financial Services, Los Angeles Consulting, Southern California Area Consulting, and New York Area Consulting.


Mr. Hasler is a certified public accountant. He earned a Bachelor of Arts Degree in Economics and Chemistry from Pomona College, and a Masters Degree in Business Administration from Harvard University.


INTERESTED TRUSTEE


Jeffrey M. Lyons is the Trustee of the Trust who is an "interested person" (as defined in the 1940 Act) of the Trust.



JEFFREY M. LYONS. Mr. Lyons is Executive Vice President in charge of the Asset Management Products and Services Enterprise at Charles Schwab & Co., Inc. ("Schwab"). Mr. Lyons heads up Schwab's $390 billion asset management business, including CSIM, Schwab's money management division; the Mutual
Fund OneSource(R) and Mutual Fund MarketPlace(R) programs; the Managed Accounts division; Insurance and Annuity Services; and Mutual Fund Clearing Services. He has served as a Trustee of the SchwabFunds family of mutual funds since 2001, and in 2003 he was elected to the Board of Governors of the Investment Company Institute. He is also a Trustee of the Laudus Trust.

Before assuming his current responsibilities, Mr. Lyons served as Executive Vice President of Mutual Funds, and was responsible for Schwab's third party fund business, including Mutual Fund Marketing, Mutual Fund Operations, Fund Relations, and Mutual Fund Clearing Services, as well as Insurance and Annuity Services. Mr. Lyons joined Schwab in 1984. In addition to his leadership in Schwab's Mutual Funds Enterprise, he has held several positions in the company's Retail Marketing Enterprise. From 1987 to 1994, he was responsible for new account acquisition and brand management for retail brokerage products and services. He also served as Senior Vice President for the Affluent Customer Enterprise, where he was responsible for formulating strategy and building services to attract and retain high net worth clients. Mr. Lyons received his B.S. degree in Political Science from University of Wisconsin, Madison in 1977 and his MBA from University of California, Berkeley in Finance/Marketing. He resides in the Bay Area with his wife and two children.

                         HOW THE FUND PRICES ITS SHARES

In valuing its securities, the Fund uses market quotes if they are readily available. In cases where quotes are not readily available, or the Trust deems them unreliable, the Fund may value securities based on fair values developed using methods approved by the Fund's Board of Trustees.

                             PURCHASING FUND SHARES


Only a separate account of an insurance company which participates in fund investments may purchase shares of the Fund. You may buy shares of the Fund only through your policy or contract with a participating insurance company. You should read this Prospectus in conjunction with the prospectus or other disclosure documents of the separate account of the specific insurance product which accompanies this Prospectus.

The Trust reserves the right, in its sole discretion, to suspend the offering of shares of the Fund or to reject purchase orders when it believes that suspension or rejection would be in the best interests of the Trust or its shareholders.

Purchases of the Fund's shares may be made in full or fractional shares of the Fund calculated to three decimal places. In the interest of economy and convenience, the Trust will not issue certificates for shares.

DISTRIBUTOR


Class 1 Shares of the Fund are sold on a continuous basis by the Trust's distributor, Laudus Distributor, Inc., formerly Barr Rosenberg Funds Distributor, Inc., (the "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc. The Distributor's principal offices are located at 100 Summer Street, Suite 1500, Boston, Massachusetts 02110.

Although the Distributor sells Class 1 Shares of the Fund, the Fund pays no fees to the Distributor in connection with such shares.

                              REDEEMING FUND SHARES


The Trust will redeem shares at the net asset value per share next determined after a redemption request is received. See "How the Fund Prices Its Shares" and the prospectus or other disclosure documents of the separate account of the specific insurance product that accompanies this Prospectus. The value of shares redeemed may be more or less than the original cost of those shares, depending on the market value of the investment securities held by the Fund at the time of the redemption and on any expenses and charges attributable thereto.

The Fund reserves the right to redeem in kind. If CSIM determines that it would not be in the best interests of the remaining shareholders of the Fund to make a redemption payment wholly or partly in cash, the Fund may instead pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund. Securities used to redeem Fund shares in kind will be valued in accordance with the Fund's procedures for valuation described under "How the Fund Prices its Shares." Securities distributed by the Fund in kind will be selected by AXA Rosenberg, under CSIM's supervision, in light of the Fund's objective and will not generally represent a PRO RATA distribution of each security held in the Fund's portfolio. Investors may incur brokerage charges on the sale of any securities so received in payment of redemptions.

The Trust may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission ("SEC"), during periods when trading on the New York Stock Exchange is restricted or during an emergency declared by the SEC which makes it impracticable for the Fund to dispose of its securities or to fairly determine the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

                                  DISTRIBUTIONS

The Fund intends to distribute to its insurance company separate accounts as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards). The Fund will declare and pay distributions of its dividends and interest and distribute net short-term capital gains and net long-term gains all on an annual basis unless the Trustees determine that it should do so more frequently where permitted by applicable regulations.


SHAREHOLDER OPTIONS


The Fund will pay all dividends and distributions in additional Fund shares at net asset value unless an election is made by a particular separate account to receive distributions in cash.

                                      TAXES

The Fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.


Because shareholders of the Fund will be insurance company separate accounts, no extensive discussion is included herein concerning the federal income tax consequences for the holders of the contracts. Investors should refer to the specific tax information provided in the prospectus or other documents with respect to the tax consequences associated with their variable contracts and statements made herein are general in nature. Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The Fund intends to comply with these requirements. If the Fund or a separate account does not meet such requirements, income allocable to the contracts associated with the separate account may be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Fund investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments and may be subject to special tax rules. In that case, the Fund's yield on those securities would be decreased.

The above information constitutes a general summary of the federal income tax consequences of investing in the Fund. Investors should ask their own tax advisers for more information on their own tax situations, including possible foreign, state or local taxes. Please refer to the prospectus or other disclosure documents for your separate account and variable contract for information regarding the federal income tax treatment of variable contracts in general and of distributions to your separate account in particular. See "Income Dividends, Distributions and Tax Status" in the Fund's SAI for more information on taxes.


                                OTHER INFORMATION


The Trust is designed to serve and presently intends to serve as a funding vehicle for insurance company separate accounts associated with variable annuity contracts and variable life insurance policies. This means that participating insurance companies will invest money from separate accounts of various annuity contracts and life insurance policies in the Fund to provide for future benefits. You should consult the prospectus or other disclosure documents issued by the relevant insurance company for more information about a separate account.


All shares of the Fund have identical voting rights. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and are entitled to receive the net assets of the Fund's portfolio upon liquidation. The Trust does not generally hold annual meetings of shareholders and will do so only when required by law. Shareholders holding a majority of the outstanding shares may remove Trustees by votes cast in person or by proxy at a meeting of shareholders or by written consent.

In the future, the Trust may offer shares of the Fund directly to qualified pension and profit-sharing plans.

Although conflicts of interest could arise from the sale of Fund shares to variable annuity contract-owners and variable life insurance policy-owners of affiliated and unaffiliated insurance companies, the Trust currently does not foresee any related disadvantages to policy-owners and contract-owners. This is because the Trust offers its shares to separate accounts of various insurance companies only to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts of interest which may arise. Should such a conflict arise, the Trustees will determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the Fund. This might force the Fund to sell portfolio securities at disadvantageous prices.

The Agreement and Declaration of Trust of the Trust, as amended from time to time, provides for the perpetual existence of the Trust. The Trust may, however, be terminated at any time by vote of at least two-thirds of the outstanding shares of each series of the Trust.

Under certain circumstances, shareholders could be held personally liable for the obligations of the Trust. However, the Trust believes that the chance of resulting financial loss for a shareholder is remote since that type of liability may arise only in very limited circumstances.

The Fund's investment performance may from time to time be included in advertisements about the Fund. Total return for the Fund is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of such period (assuming immediate reinvestment of any dividends or capital gain distributions). All data are based on the Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.

                              FINANCIAL HIGHLIGHTS


The Class 1 Shares of the Fund were not operational as of 12/31/03.

The table that follows presents performance information about Class 2 Shares of the Fund. Since Class 1 Shares are invested in the same portfolio of securities, returns for Class 1 Shares will be substantially similar to those of the Class 2 Shares, shown here, and will differ only to the extent that Class 1 Shares have lower expenses. The financial highlights table is intended to help you understand the Fund's financial performance for the period from the commencement of operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Trust's financial statements, is included in the Trust's Annual Report, which is available upon request.


FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.


                                                                                        FOR THE PERIOD
                                                                                        MAY 1, 2003 TO
                                                                                      DECEMBER 31, 2003
                                                                                      -----------------
CLASS 2:
Net asset value, beginning of period                                                       $   10.00

Investment activities:
  Net investment income/(loss)                                                                 (0.05)
  Net realized and unrealized gains/(losses) on investments and
   securities sold short                                                                       (0.31)
                                                                                           ---------
Total from investment activities                                                               (0.36)
                                                                                           ---------
Net asset value, end of period                                                             $    9.64
                                                                                           =========
Total return (a)                                                                               (3.60)%

RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets at end of period ($ thousands)                                                $   9,508

  Net investment income/(loss) net of waivers/reimbursements (b)                               (0.90)%
  Expenses before waivers/reimbursements (b)                                                    7.55%
  Expenses net of waivers/reimbursements (b)                                                    2.98%
  Expenses (excluding dividend expense) net of waivers/reimbursements (b)                       2.00%
  Portfolio turnover rate                                                                     130.89%


----------

(a) Not annualized for periods less than one year.
(b) Annualized for periods less than one year.

                         LAUDUS VARIABLE INSURANCE TRUST
                      NOTICE OF PRIVACY POLICY & PRACTICES

Laudus Variable Insurance Trust, on behalf of Laudus Rosenberg VIT Value Long/Short Equity Fund, recognizes and respects the privacy expectations of its clients. The Trust provides this notice to you so that you will know what kinds of information it collects about its clients and the circumstances in which that information may be disclosed to third parties that are not affiliated with the Fund.


COLLECTION OF CLIENT INFORMATION


The Trust collects nonpublic personal information about its clients from the following sources:

     - ACCOUNT APPLICATIONS AND OTHER FORMS, which may include a client's name, address, social security number, and information about a client's investment goals and risk tolerance;

     - ACCOUNT HISTORY, including information about the transactions and balances in a client's accounts; and

     - CORRESPONDENCE, written, telephonic or electronic between a client and the Fund or service providers to the Fund.


DISCLOSURE OF CLIENT INFORMATION


The Trust may disclose the client information it collects to third parties that are not affiliated with the Fund:

     - as permitted by law - for example, with service providers who maintain or service shareholder accounts for the Fund or to a shareholder's broker or agent; and

     - to perform marketing services on behalf of the Fund or pursuant to a joint marketing agreement with Laudus Distributor, Inc., the Fund's distributor, or another financial institution that is an affiliate of either Charles Schwab Investment Management, Inc., the Fund's investment adviser, or AXA Rosenberg Investment Management LLC, the Fund's investment subadviser.


SECURITY OF CLIENT INFORMATION


The Trust requires service providers to the Fund:

     - to maintain policies and procedures designed to assure only appropriate access to, and use of, information about clients of the Fund; and

     - to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of clients of the Fund.

The Trust will adhere to the policies and practices described in this notice regardless of whether you are a current or former client of the Fund.

                       FOR MORE INFORMATION ABOUT THE FUND

STATEMENT OF ADDITIONAL INFORMATION (SAI):


The Trust's SAI provides additional information about the Fund. It is incorporated by reference into this Prospectus and is legally considered a part of this Prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS:

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. You may review and copy, for a fee, the Trust's Annual and Semi-Annual Reports and SAI in person at, or by writing to, the Public Reference Section of the Commission, Washington D.C. 20549-0102, or by electronic request via e-mail at the following address: publicinfo@sec.gov. Information on the operation of the Commission's Public Reference Room can be obtained by calling 1-202-942-8090. You may obtain reports and other information about the Fund for free from the EDGAR database on the Commission's website at http://www.sec.gov. You can get free copies of the SAI, request other information about the Fund or make shareholder inquiries by contacting the Fund at:

                            Laudus Variable Insurance Trust
                            3435 Stelzer Road
                            Columbus, Ohio 43219-8021

                            1-866-4-LAUDUS

ADVISER:
Charles Schwab Investment Management, Inc.
101 Montgomery Street
San Francisco, CA 94104

SUBADVISER:
AXA Rosenberg Investment Management LLC
Four Orinda Way, Building E
Orinda, CA 94563

ADMINISTRATOR, TRANSFER
AND DIVIDEND PAYING AGENT:
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN OF ASSETS:
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

INDEPENDENT ACCOUNTANTS:
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA 94105

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103


INVESTMENT COMPANY ACT FILE NO. 811-08759

                LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
                                 CLASS 2 SHARES


                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                                 1-866-4-LAUDUS


                                   MAY 1, 2004

   THE LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND SEEKS TO INCREASE THE
      VALUE OF YOUR INVESTMENT IN BULL MARKETS AND IN BEAR MARKETS THROUGH STRATEGIES THAT ARE DESIGNED TO LIMIT EXPOSURE TO GENERAL EQUITY MARKET RISK.
   THE FUND'S INVESTMENT ADVISER IS CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.
        THE FUND'S SUBADVISER IS AXA ROSENBERG INVESTMENT MANAGEMENT LLC. SHARES OF THE FUND ARE OFFERED EXCLUSIVELY FOR SALE TO INSURANCE COMPANY
                               SEPARATE ACCOUNTS.

                           PLEASE REFER TO THE END OF
            THIS PROSPECTUS FOR IMPORTANT PRIVACY POLICY INFORMATION.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
  OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.
                 ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

                                TABLE OF CONTENTS


                                                                  Page
                                                                  ----
RISK/RETURN SUMMARY                                                 1

FEES AND EXPENSES                                                   3

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES           4

PRINCIPAL RISKS                                                     4

CERTAIN ADDITIONAL INVESTMENT TECHNIQUES AND RELATED RISKS          6

PERFORMANCE INFORMATION FROM THE SUBADVISER'S OTHER LONG/SHORT
  EQUITY ACCOUNTS                                                   8

THE SUBADVISER'S GENERAL INVESTMENT PHILOSOPHY                      9

MANAGEMENT OF THE FUND                                             11

HOW THE FUND PRICES ITS SHARES                                     13

PURCHASING FUND SHARES                                             13

REDEEMING FUND SHARES                                              14

DISTRIBUTIONS                                                      14

TAXES                                                              14

OTHER INFORMATION                                                  15

FINANCIAL HIGHLIGHTS                                               16

                               RISK/RETURN SUMMARY


The following is a summary of certain key information about the Laudus Rosenberg VIT Value Long/Short Equity Fund (the "Fund"). This summary identifies the Fund's investment objective, principal investment strategies and principal risks. The principal risks of the Fund are identified below and more fully discussed beginning on page 4. You can find more detailed descriptions of the Fund further back in this prospectus (the "Prospectus"). Please be sure to read this additional information BEFORE you invest.


     Other important things for you to note:

     -    You may lose money by investing in the Fund.

     - An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTMENT OBJECTIVE

The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to limit exposure to general equity market risk.

The Fund is a series of the Laudus Variable Insurance Trust (the "Trust"). The Fund is advised by Charles Schwab Investment Management, Inc. ("CSIM"). AXA Rosenberg Investment Management LLC ("AXA Rosenberg") acts as subadviser to the Fund.

SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES


The Fund seeks to achieve its investment objective by buying common stocks (i.e., holding a "long" position) that AXA Rosenberg believes are undervalued and by "selling short" stocks that AXA Rosenberg believes are overvalued. AXA Rosenberg's quantitative investment process is designed to continuously maintain approximately equal dollar amounts invested in long and short positions. The Fund seeks to have near exposure versus the specific industries, capitalization ranges and certain other risk factors represented in the domestic small- and mid-capitalization stock market. The Fund primarily invests in small and mid-capitalization stocks that are principally traded in the markets of the United States, but may also invest in large capitalization stocks. As of December 31, 2003, mid-capitalization stocks included stocks with market capitalizations under approximately $12 billion, but this amount will vary. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund measures its return by a comparison to the return on 3-month U.S. Treasury Bills. By buying and selling short different stocks, the Fund attempts to limit the effect no its performance of, and the risk associated with, general U.S. stock market movements.

AXA Rosenberg considers financial information and market trends ("fundamental" and "quantitative" investment criteria) in determining which securities to buy and sell. AXA Rosenberg employs a bottom-up approach to investing (by predicting the performance of individual stocks rather than forecasting the trends in markets, investment styles or sectors) which uses two stock selection models to evaluate stocks: (1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations. By favoring securities believed to be undervalued, these models tend to produce portfolios with a "value" style or orientation. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value (the price of a stock divided by its book value) that are lower than those of other companies in the same industry. Although, as noted above, the Fund's stock selection models tend to produce a value style of investment, AXA Rosenberg attempts to moderate, although by no means eliminate, the Fund's value orientation by applying a quantitative risk-control and portfolio optimization process. In addition, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance. For a more detailed description of AXA Rosenberg's stock selection models, see "The Subadviser's General Investment Philosophy" further back in this Prospectus.


The Fund may engage in active and frequent trading of the securities in its portfolio. When a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund are likely to reflect short-term capital gains which are taxed like ordinary income rather than long-term capital gain distributions.

SUMMARY OF PRINCIPAL RISKS

As with any stock mutual fund, you may lose money if you invest in the Fund. Also, you should note that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:

INVESTMENT RISKS. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.

MANAGEMENT RISK. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. Because AXA Rosenberg could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses exceed those of conventional stock mutual funds that hold only long portfolios.

MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that AXA Rosenberg will fail to construct a portfolio of long and short positions that has limited exposure to general U.S. stock market movements, capitalization ranges or other risk factors.

RISK OF SHORT SALES. AXA Rosenberg may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because the Fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

SMALL AND MID-SIZE COMPANY RISK. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees.

STYLE RISK. Because AXA Rosenberg's risk control policy is not intended to yield a perfectly style-neutral portfolio, it is likely that the Fund's portfolio will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets, meaning that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks.


PORTFOLIO TURNOVER. In executing its strategy, the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover may result in increased transaction costs, which in turn may reduce the Fund's return. A high portfolio turnover rate may also result in negative tax consequences to shareholders.

For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 4.


PERFORMANCE INFORMATION

The Fund has not provided performance information because it has not been in operation for a full calendar year.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class 2 Shares of the Fund. The fee table and example do not reflect any fees which may be charged by the insurance company separate account through which you hold your shares. If they did reflect such charges, the overall expenses described below would be higher.


                                                               CLASS 2
                                                               -------
SHAREHOLDER FEES (paid directly from your investment):
  Maximum Sales Charge (Load)                                    N/A
  Maximum Sales Charge (Load) Imposed on Purchases               N/A
  Maximum Deferred Sales Charge (Load)                           N/A
  Maximum Sales Charge (Load) Imposed on Reinvested Dividends    N/A
  Redemption Fee                                                 N/A



ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year, that the Fund's operating expenses remain the same as the Total Annual Fund Operating Expenses shown below, and that all dividends and distributions are reinvested in the Fund. Your actual costs may be higher or lower. Based on those assumptions, your costs would be:

                               OPERATING EXPENSES


CLASS OF SHARES                                                CLASS 2
---------------                                                -------
Management Fees                                                  1.50%
Distribution and Shareholder Service (12b-1) Fees                0.25%
Other Expenses
  Dividend Expenses on Securities Sold Short                     0.98%
  Remainder of Other Expenses                                    4.82%
                                                               -------
Total                                                            5.80%
                                                               -------
Total Annual Fund Operating Expenses                             7.55%
Fee Waiver and/or Expense Reimbursement*                        (4.58%)
                                                               -------
Net Expenses                                                     2.97%
                                                               =======


                                     EXAMPLE


                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                              ------    -------    -------    --------
Class 2                       $ 300*     $ 918*     $ 2,045     $ 5,785


----------

* Reflects CSIM's contractual undertaking (the "Expense Limitation Agreement") to waive its management fee and bear certain expenses (excluding extraordinary expenses, dividends on securities sold short and, to the extent applicable, distribution and shareholder service fees). The Expense Limitation Agreement will be in place until at least December 31, 2007. Schwab may, but is not required to, extend the Agreement for addtitional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next three fiscal years by the Fund to the Adviser to the extent that the repayment will not cause the Fund's Net Expenses to exceed 1.99% (as stated in the Expense Limitation Agreement) during the respective year.

            INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES


The Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to limit exposure to general equity market risk. The Fund measures its return by a comparison to the return on 3-month U.S. Treasury Bills. The Fund attempts to achieve its objective by taking long positions in stocks of certain capitalization ranges (as described below) principally traded in the markets of the United States that AXA Rosenberg has identified as undervalued and short positions in such stocks that it has identified as overvalued. When AXA Rosenberg believes that a security is overvalued relative to the securities in the Fund's long portfolio, it may sell the security short by borrowing it from a third party and selling it at the then-current market price. By taking long and short positions in different stocks, the Fund attempts to limit the effect of general stock market movements on the Fund's performance. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. If the Fund were to change this 80% investment policy, the Fund would provide 60 days' notice to its shareholders prior to the change's occurrence.

AXA Rosenberg's stock selection process focuses on the identification of stocks with attractively priced fundamentals and future expected earnings at reasonable current prices. Because AXA Rosenberg's stock selection models typically find more bargains among value stocks and more overpriced securities (short sale opportunities) among growth stocks, the Fund's portfolio tends to have a value exposure. AXA Rosenberg attempts to moderate, although by no means eliminate, this value exposure by applying a quantitative risk-control and portfolio optimization process.


It is expected that the Fund may achieve a positive return if the securities in the Fund's long portfolio outperform the securities in its short portfolio, each taken as a whole. Conversely, it is expected that the Fund will incur losses if the securities in its long portfolio underperform the securities in its short portfolio. AXA Rosenberg will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio.

The Fund seeks to construct a diversified portfolio that has limited exposure to U.S. equity market risk generally and near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. It is currently expected that the long and short positions of the Fund will be invested primarily in small and mid-capitalization stocks. For purposes of the preceding sentence, the 200 stocks principally traded in the markets of the United States with the largest market capitalizations are considered large capitalization stocks, the next 800 largest stocks are considered mid-capitalization stocks and all other stocks are considered small capitalization stocks. As of December 31, 2003, the market capitalization of the largest company whose stock would be considered a mid-capitalization stock was approximately $12 billion. Stocks of companies with relatively small market capitalizations tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations.

AXA Rosenberg uses the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. AXA Rosenberg attempts to achieve returns for the Fund's shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other things, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills effectively have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

Because the Fund may engage in active and frequent trading of portfolio securities, a larger portion of distributions you would receive from the Fund are likely to reflect short-term capital gains, which are taxed like ordinary dividends, rather than long-term capital gain distributions.


The investment objective and policies of the Fund may be changed without shareholder approval unless explicitly stated otherwise.

                                 PRINCIPAL RISKS

The value of your investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values. This section describes the principal risks that may affect the Fund's investments as a whole. The Fund could be subject to additional risks because the types of investments made by the Fund can change over time.


INVESTMENT RISKS. An investment in the Fund involves risks similar to those of investing in common stocks directly. Just as with common stocks, the value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting the Fund's portfolio. Investment in shares of the Fund is, like investment in common stocks, more volatile and risky than some other forms of investment. Also, the Fund is subject to the risk that its long positions may decline in value at the same time that the market value of securities sold short increases, thereby increasing the magnitude of the loss that you may suffer on your investment as compared with more conventional stock mutual funds.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed investment portfolio. This is the risk that AXA Rosenberg will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that it will produce the desired results. In some cases, certain investments may be unavailable or AXA Rosenberg may not choose certain investments under market conditions when, in retrospect, their use would have been beneficial to the Fund.

The Fund will lose money if AXA Rosenberg fails to purchase, sell or sell short different stocks such that the securities in the Fund's long portfolio, in the aggregate, outperform the securities in the Fund's short portfolio. In addition, management risk is heightened for the Fund because AXA Rosenberg could make poor stock selections for both the long and the short portfolios.

MARKET RISK. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that AXA Rosenberg will fail to construct a portfolio of long and short positions that has limited exposure to general equity market risk, specific capitalization ranges and certain other risk factors.

RISK OF SHORT SALES. When AXA Rosenberg believes that a security is overvalued, it may cause the Fund to sell the security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. The Fund will incur a loss if the price of the borrowed security increases between the time the Fund sells it short and the time the Fund must replace it. The Fund may achieve a gain if the price of the borrowed security decreases during that period of time. The Fund cannot guarantee that it will be able to replace a security at any particular time or at an acceptable price.

While the Fund is short a security, it is always subject to the risk that the security's lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If this happens, the Fund must buy the replacement share immediately at the stock's then-current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security to close out the short position. The Fund's gain on a short sale, before transaction costs, is limited to the difference between the price at which it sold the borrowed security and the price it paid to purchase the security to return to the lender. By contrast, its potential loss on a short sale is unlimited because the loss increases as the price of the security sold short increases, and the price may rise indefinitely.


Short sales also involve other costs. The Fund must repay to the lender any dividends or interest that accrue while it is holding a security sold short. To borrow the security, the Fund also may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, if the Fund enters into a short sale against the box, it may be a taxable event with respect to the shorted position.


Until the Fund replaces a borrowed security, it will maintain daily a segregated account with its custodian containing cash, U.S. Government securities, or other liquid securities. The amount deposited in the segregated account plus any amount held as collateral with a broker or other custodian will at least equal the current market value of the security sold short. Depending on the arrangements made with such broker or custodian, the Fund might not receive any payments (including interest) on collateral held with the broker or custodian. The assets used to cover the Fund's short sales will not be available to use for redemptions. The Fund will not make a short sale if, after giving effect to the short sale, the market value of all securities sold short would exceed 100% of the value of the Fund's net assets.


SMALL AND MID-SIZE COMPANY RISK. Companies with small or mid-sized market capitalizations may be dependent upon a single proprietary product or market niche, may have limited product lines, markets or financial resources, or may depend on a limited management group. Typically, such companies have fewer securities outstanding, and their securities may be less liquid than securities of larger companies. Their common stock and other securities may trade less frequently and in limited volume and are generally more sensitive to purchase and sale transactions. Therefore, the prices of such securities tend to be more volatile than the prices of securities of companies with larger market capitalizations. As a result, the absolute values of changes in the prices of securities of companies with small or mid-sized market capitalizations may be greater than those of larger, more established companies.


STYLE RISK. Because AXA Rosenberg's risk control policy is not intended to yield a perfectly style-neutral portfolio, it is likely that the Fund's portfolio will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets, meaning that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks.

PORTFOLIO TURNOVER. The consideration of portfolio turnover does not constrain AXA Rosenberg's investment decisions. The Fund is actively managed and the Fund's portfolio turnover may exceed 100%. Higher portfolio turnover rates will result in comparatively greater brokerage commissions or other transaction costs. Such costs will reduce the Fund's return. A higher portfolio turnover rate will also result in the realization of substantial net short-term gains, which are taxable as ordinary income to shareholders when distributed.


           CERTAIN ADDITIONAL INVESTMENT TECHNIQUES AND RELATED RISKS


The Fund has the flexibility to invest, within limits, in a variety of instruments designed to enhance its investment capabilities. A brief description of certain of these instruments and the risks associated with them appears below. You can find more detailed information in the Trust's statement of additional information (the "SAI").


CERTAIN HOLDINGS. To meet redemption requests or for investment purposes, the Fund may temporarily hold a portion of its assets in full faith and credit obligations of the United States Government (E.G., U.S. Treasury Bills) and in short-term notes, commercial paper or other money market instruments of high quality (specifically, rated at least "A-2" or "AA" by Standard & Poor's ("S&P") or Prime 2 or "Aa" by Moody's Investors Service, Inc. ("Moody's")) issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's, or determined by AXA Rosenberg to be of comparable quality to any of the foregoing.

In connection with these holdings, the Fund may be subject to interest rate risk and credit risk. Interest rate risk is the risk that changes in interest rates will adversely affect the value of the Fund's debt securities. Debt securities constitute obligations of an issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of such securities to decline. Even the highest quality debt securities, including U.S. Government securities, are subject to interest rate risk.

Credit risk is the risk that the issuer or the guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. As noted above, however, the Fund will hold debt securities only of issuers with high credit ratings.

STOCK INDEX FUTURES. A stock index futures contract (an "Index Future") is a contract to buy an integral number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index. An option on an Index Future gives the purchaser the right, in return for the premium paid, to assume a long or a short position in an Index Future. The Fund will realize a loss if the value of an Index Future declines between the time the Fund purchases it and the time it sells it and may realize a gain if the value of the Index Future rises between such dates.

In connection with the Fund's investment in common stocks, the Fund may invest in Index Futures while AXA Rosenberg seeks favorable terms from brokers to effect transactions in common stocks selected for purchase. The Fund may also invest in Index Futures when AXA Rosenberg believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the Fund, pending investment in such stocks when they do become available. Through the use of Index Futures, the Fund may maintain a portfolio with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit the Fund to avoid potential market and liquidity problems (driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) which may result from increases or decreases in positions already held by the Fund. The Fund may also use Index Futures in order to hedge its equity positions.


In contrast to purchases of a common stock, no price is paid or received by the Fund upon the purchase of a futures contract. Upon entering into a futures contract, the Fund will be required to deposit with its custodian in a segregated account in the name of the futures broker a specified amount of cash or securities. This is known by participants in the market as "initial margin." The type of instruments that may be deposited as initial margin, and the required amount of initial margin, are determined by the futures exchange on which the Index Futures are traded. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker, will be made on a daily basis as the price of the particular index fluctuates, making the position in the futures contract more or less valuable, a process known as "marking to the market."


The Fund may close out a futures contract purchase by entering into a futures contract sale. This will operate to terminate the Fund's position in the futures contract. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

The Fund's use of Index Futures involves risk. Positions in Index Futures may be closed out by the Fund only on the futures exchanges on which the Index Futures are then traded. There can be no assurance that a liquid market will exist for any particular contract at any particular time. The liquidity of the market in futures contracts could be adversely affected by "daily price fluctuation limits" established by the relevant futures exchange which limit the amount of fluctuation in the price of an Index Futures contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit. In such events, it may not be possible for the Fund to close its futures contract purchase, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. The futures market may also attract more speculators than do the securities markets, because deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Increased participation by speculators in the futures market may also cause price distortions. In addition, the price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market disturbances.

Further, the ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. There is no assurance that a liquid secondary market will exist for any particular option or at any particular time.


When the Fund purchases an Index Future, it is required to maintain, at all times while an Index Future is held by the Fund, cash, U.S. Government securities or other high grade liquid securities in a segregated account with its custodian in an amount which, together with the initial margin deposit on the futures contract, is equal to the current value of the futures contract.


REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act"), a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto, and (b) inability to enforce rights and the expenses involved in attempted enforcement.

LOANS OF PORTFOLIO SECURITIES. The Fund may lend some or all of its portfolio securities to broker-dealers. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or U.S. Government securities at least equal at all times to the market value of the securities lent. The borrower pays to the Fund an amount equal to any dividends or interest received on the securities lent. When the collateral is cash, the Fund may invest the cash collateral in interest-bearing, short-term securities. When the collateral is U.S. Government securities, the Fund usually receives a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call loans in order to sell the securities involved. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by AXA Rosenberg to be of relatively high credit standing.

ILLIQUID SECURITIES. The Fund may purchase "illiquid securities," defined as securities which cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued such securities, so long as no more than 15% of the Fund's net assets would be invested in such illiquid securities after giving effect to the purchase. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Fund may be forced to sell them at a discount from the last offer price.

FOREIGN INVESTMENTS. Although the Fund invests primarily in securities principally traded in U.S. markets, the Fund may buy, or engage in short sales with respect to, stocks of foreign companies that trade on U.S. markets. Investments in securities of foreign issuers involve certain risks that are less significant for investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, changes in currency exchange rates or exchange control regulations (including currency blockage). The Fund may be unable to obtain and enforce judgments against foreign entities, and issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. Also, the securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies.

                  PERFORMANCE INFORMATION FROM THE SUBADVISER'S
                        OTHER LONG/SHORT EQUITY ACCOUNTS


AXA Rosenberg also serves as adviser to other long/short equity accounts (the "Other Long/Short Equity Accounts") that have investment objectives, policies and strategies that are substantially similar to those of the Fund. THE INFORMATION BELOW DOES NOT REPRESENT THE HISTORICAL PERFORMANCE OF THE LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND AND SHOULD NOT BE CONSIDERED A PREDICTION OF ITS FUTURE PERFORMANCE. The performance of the Fund may vary from the performance of the Other Long/Short Equity Accounts. The performance information shown below is based on a composite of all of AXA Rosenberg's accounts and those of its predecessor with investment objectives, policies and strategies that are substantially similar to those of the Fund and has been adjusted to give effect to the annualized net expenses of the Fund (as set forth in the Annual Fund Operating Expenses table, (above). All but one of the Other Long/Short Equity Accounts were not registered under the 1940 Act and therefore were not subject to certain investment restrictions imposed by the 1940 Act. If those Other Long/Short Equity Accounts had been registered under the 1940 Act, their performance and the composite performance might have been adversely affected. In addition, all but one of the Other
Long/Short Equity Accounts were not subject to Subchapter M of the Internal Revenue Code. If those Other Long/Short Equity Accounts had been subject to Subchapter M, their performance and the composite performance might have been adversely affected. Moreover, the following information does not reflect the separate account fees and charges charged by the insurance company to investor accounts. These fees and charges would have adversely affected an investor's return on the Other Long/Short Equity Accounts.


The bar chart and table below show:

     - CHANGES IN THE OTHER LONG/SHORT EQUITY ACCOUNTS' PERFORMANCE FROM YEAR TO YEAR OVER THE LIFE OF THE OTHER LONG/SHORT EQUITY ACCOUNT COMPOSITE; AND
     - HOW THE OTHER LONG/SHORT EQUITY ACCOUNTS' AVERAGE ANNUAL RETURNS OVER ONE YEAR, FIVE YEARS, AND THE LIFE OF THE OTHER LONG/SHORT EQUITY ACCOUNT COMPOSITE COMPARE TO THOSE OF 3-MONTH U.S. TREASURY BILLS.


YEARLY PERFORMANCE (%)--OTHER LONG/SHORT EQUITY ACCOUNTS (ADJUSTED FOR FEES AND EXPENSES OF CLASS 2 SHARES)


                               YEARLY PERFORMANCE

CALENDAR YEAR END   ANNUAL RETURN (%)
             1996               27.00%
             1997               12.80%
             1998                1.86%
             1999              -14.90%
             2000               -1.71%
             2001               11.47%
             2002               29.16%
             2003               -8.05%



During all periods shown in the bar graph, the Other Long/Short Equity Accounts' highest quarterly return was 25.28%, for the quarter ended 9/30/01, and their lowest quarterly return was - 13.09%, for the quarter ended 12/31/01.

PERFORMANCE TABLE--OTHER LONG/SHORT EQUITY ACCOUNTS

This table shows how the Other Long/Short Equity Accounts' performance compares with the returns of 3-month U.S. Treasury Bills.

       AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2003)


                                                                                              SINCE
                                                                     PAST ONE   PAST FIVE   INCEPTION
                                                                       YEAR       YEARS     (7/1/95)
                                                                     --------   ---------   ---------
Other Long/Short Equity Accounts (adjusted for the net of
  fees and expenses of Class 2 Shares of the Fund)                    -8.05%      2.06%        6.64%
3-month U.S. Treasury Bills(1)**                                       1.03%      3.34%        4.07%*

----------

1. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other things, Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not bear the risk of losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.
*    This information is provided as of 6/30/95.
** When comparing the composite performance of its other accounts to the performance of the 3-month U.S. Treasury Bills benchmark, AXA Rosenberg uses an internally derived formula to calculate the benchmark's performance which differs from the method used by the Fund as shown in the table above. Using AXA Rosenberg's internal calculation method, the performance of the benchmark for the 1 year, 5 year and since inception periods ended December 31, 2003, was 1.01%, 3.42%, and 4.13%, respectively.


There has been one modification to AXA Rosenberg's long/short equity accounts strategy since its inception in 1995. In October 1998, AXA Rosenberg's predecessor combined the Earnings Change Model and the Investor Sentiment Model into the Earnings Forecast Model. See "The Subadviser's General Investment Philosophy--Stock Selection." Despite this enhancement to AXA Rosenberg's long/short equity strategy, the Fund has investment objectives, policies and strategies substantially similar to those of the Other Long/Short Equity Accounts.

                 THE SUBADVISER'S GENERAL INVESTMENT PHILOSOPHY

AXA Rosenberg uses a bottom-up, fundamental stock selection process driven by proprietary technology for all the Trust's portfolios, through which it seeks to outperform a benchmark while diversifying investment risk across a portfolio's holdings. In seeking to outperform the Fund's designated benchmark, AXA Rosenberg also attempts to control risk in the Fund's portfolio relative to the securities constituting that benchmark. Since the Fund is substantially invested in equities at all times, AXA Rosenberg does not seek to earn an extraordinary return by timing the market. AXA Rosenberg seeks to avoid constructing a portfolio that differs significantly from the benchmark with respect to characteristics such as market capitalization, historic relative volatility and industry weightings. The Fund seeks to have exposure to these factors similar to that of the designated benchmark.


AXA Rosenberg's goal for the Fund is to identify companies that it believes have the best future earnings potential, combined with the right risk characteristics. AXA Rosenberg's investment decisions are guided by proprietary technology known as "expert systems." These systems are engineered to think like top analysts, with the unique capacity to evaluate simultaneously the fundamentals of 17,500 stocks worldwide. Two stock selection models, a Valuation Model and an Earnings Forecast Model are the keys to their process.


AXA Rosenberg's investment strategy seeks to identify mispriced stocks across industries, and in some cases countries, through rigorous analysis of a company's fundamental data. It employs a systematic, disciplined framework for stock selection that uses a relative-value approach and a focus on risk management. AXA Rosenberg compares companies operating in similar businesses to identify those that they believe are undervalued in relation to their peers. For each of the stocks it evaluates, it creates a valuation view and an earnings forecast view, and puts the two views together to gain an overall perspective of the potential attractiveness of each stock. Then AXA Rosenberg compares the risks of each of the stocks that it believes are the most attractive in an attempt to build a portfolio that strikes an optimal balance between risk and reward.





DECISION PROCESS

AXA Rosenberg uses proprietary systems to focus on generating unique insights into earnings--across industries and countries. Its decision process is a continuum. Its research function develops models that analyze the more than 17,500 securities in the global universe. These models include analyses of both fundamental data and historical price performance. The portfolio management function optimizes each portfolio's composition, executes trades, and monitors performance and trading costs.


The essence of AXA Rosenberg's approach is attention to important aspects of the investment process. Factors crucial to successful stock selection include: (1) accurate and timely data on a large universe of companies; (2) subtle quantitative descriptors of value and predictors of changes in value; and (3) insightful definitions of similar businesses. AXA Rosenberg regularly assimilates, checks and structures the input data on which its models rely. It believes that with correct data, the recommendations made by the system will be sound.

STOCK SELECTION

Fundamental valuation of stocks is key to AXA Rosenberg's investment process, and the heart of the valuation process lies in its proprietary Valuation Model. Analysis of companies in the United States and Canada is conducted in a single unified model. The Valuation Model discriminates where the two markets are substantially different, while simultaneously comparing companies in the two markets according to their degrees of similarity. European companies and Asian companies (other than Japanese companies) are analyzed in a nearly global model, which includes the United States and Canada, as a further basis for comparative valuation, but which excludes Japan. Japanese companies are analyzed in an independent national model. The Valuation Model incorporates the various accounting standards that apply in different markets and makes adjustments to ensure meaningful comparisons.

An important feature of the Valuation Model is the classification of companies into one or more of 170 groups of "similar" businesses. Each company is broken down into its individual business segments. Each segment is compared with similar segments of other companies doing business in the same geographical market and, in most cases, in different markets. AXA Rosenberg appraises the company's assets, operating earnings and sales within each business segment, using the market's valuation of the relevant category of business as a guide where possible. It then puts the segment appraisals together to create balance sheet, income statement, and sales valuation models for each total company, while adjusting the segment appraisals to reflect variables which apply only to the total company, such as taxes, capital structure, and pension funding.


AXA Rosenberg's proprietary Earnings Forecast Model attempts to predict the earnings change for companies over a one-year period. This model examines, among other things, measures of company profitability, measures of operational efficiency, analysts' earnings estimates and measures of investor sentiment, including broker recommendations, earnings surprise and prior market performance. In different markets around the world, AXA Rosenberg has different levels of investor sentiment data available and observes differing levels of market response to the model's various predictors.


AXA Rosenberg combines the results of the Earnings Forecast Model with the results of the Valuation Model to determine the attractiveness of a stock for purchase or sale.


OPTIMIZATION

AXA Rosenberg's portfolio optimization system attempts to construct a Fund portfolio that will outperform the benchmark. The optimizer simultaneously considers both the recommendations of AXA Rosenberg's stock selection models and the risks in determining portfolio transactions. In addition, the portfolio optimization system attempts to moderate the value orientations of the Fund. No transaction will be executed unless the opportunity offered by a purchase or sale candidate sufficiently exceeds the potential of an existing holding to justify the transaction costs.

TRADING

AXA Rosenberg's trading system aggregates the recommended transactions for the Fund and determines the feasibility of each recommendation in light of the stock's liquidity, the expected transaction costs, and general market conditions. It relays target price information to a trader for each stock considered for purchase or sale. Trades are executed through any one of four trading strategies: traditional brokerage, networks, accommodation, and package or "basket" trades.

In the United States, the network arrangements AXA Rosenberg has developed with Instinet Matching System ("IMS") and Portfolio System for Institutional Trading ("POSIT") facilitate large volume trading with little or no price disturbance and low commission rates.


AXA Rosenberg uses accommodative trading, which allows institutional buyers and sellers of stock to present it with their "interest" lists electronically each morning. Any matches between the inventory that the brokers have presented and AXA Rosenberg's own recommended trades are signaled to its traders. Because the broker is doing agency business and has a client on the other side of the trade, it expects the other side to be accommodative in setting the price. AXA Rosenberg's objective in using this system is to execute most trades on its side of the bid/ask spread so as to minimize market impact.

Package trades further allow AXA Rosenberg to trade large lists of orders simultaneously using state of the art tools such as the Instinet Real-Time System, Instinet Order Matching System and Lattice Trading System. Those tools provide order entry, negotiation and execution capabilities, either directly to other institutions or electronically to the floor of the exchange. The advantages of using such systems include speed of execution, low commissions, anonymity and very low market impact.

AXA Rosenberg continuously monitors trading costs to determine the impact of commissions and price disturbances on the Fund's portfolio.

                             MANAGEMENT OF THE FUND

The Trust's Board of Trustees oversees the general conduct of the Trust and the Fund.

Prior to January 30, 2004, AXA Rosenberg acted as investment adviser to the Fund. On December 30, 2003, the Fund's majority shareholder approved certain changes to the advisory arrangements for the Fund that were previously approved by the Trust's Board of Trustees on December 10, 2003. A new Management Contract between CSIM and the Trust was approved on behalf of the Fund. In addition, a Subadviser Agreement among CSIM, AXA Rosenberg and the Trust on behalf of the Fund was approved. When these changes were implemented on January 30, 2004, CSIM replaced AXA Rosenberg as the investment adviser to the Fund and AXA Rosenberg assumed the role of subadviser to the Fund.

In its new capacity as subadviser, AXA Rosenberg continues to provide day-to-day portfolio management services to the Fund, while, as adviser, CSIM supervises AXA Rosenberg and assumes other functions previously fulfilled by AXA Rosenberg, including managing the Fund's other affairs and business, subject to the supervision of the Board of Trustees.


The Fund pays CSIM an advisory fee for these services on a monthly basis. The Fund's advisory fee paid to CSIM is the same (1.50% of net assets) as the advisory fee previously paid by the Fund to AXA Rosenberg, except that a fee of 1.45% will be charged to assets under management, if any, over $500 million. CSIM - and not the Funds - pays a portion of the advisory fees it receives to AXA Rosenberg in return for its services.

As described in the "Annual Fund Operating Expenses" table in the section entitled "Fees and Expenses," CSIM has entered into an Expense Limitation Agreement to reduce its management fees and bear certain expenses until December 31, 2007, to limit the Fund's total annual operating expenses. Under that agreement, any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Fund to CSIM during the next three fiscal years to the extent that repayment will not cause the Fund's expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.

INVESTMENT ADVISER AND SUBADVISER

The investment adviser for the Fund is CSIM, 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, CSIM today serves as investment adviser for all of the SchwabFunds and the Laudus Trust. As of December 31, 2003, CSIM managed 49 mutual funds and approximately $140 billion in assets.

AXA Rosenberg is the Fund's subadviser. AXA Rosenberg's address is 4 Orinda Way, Building E, Orinda, CA 94563. AXA Rosenberg provides investment advisory services to a number of institutional investors as well as the Laudus Trust.

PORTFOLIO MANAGEMENT

A team of personnel employed by AXA Rosenberg and an affiliated entity, the Barr Rosenberg Research Center LLC (the "Research Center"), is jointly and primarily responsible for the day-to-day operations of the portfolio of the Fund.

EXECUTIVE OFFICERS

The biography of each of the executive officers of AXA Rosenberg is set forth below.


KENNETH REID. Dr. Reid is the Global Chief Investment Officer of AXA Rosenberg. His work is focused on the design and estimation of AXA Rosenberg's valuation models and he has primary responsibility for analyzing the empirical evidence that validates and supports the day-to-day recommendations of AXA Rosenberg's securities valuation models. Patterns of short-term price behavior discussed by Dr. Reid as part of his Ph.D. dissertation have been refined and incorporated into AXA Rosenberg's proprietary valuation and trading systems.

Dr. Reid earned both a B.A. degree (1973) and an M.D.S. (1975) from Georgia State University, Atlanta. In 1982, he earned a Ph.D. from the University of California, Berkeley, where he was awarded the American Bankers Association Fellowship. From 1981 until June 1986, Dr. Reid worked as a consultant at BARRA in Berkeley, California. His responsibilities included estimating multiple-factor risk models, designing and evaluating active management strategies, and serving as an internal consultant on econometric matters in finance. From 1986 to 1998, Dr. Reid was a general partner of Rosenberg Institutional Equity Management, the predecessor company to AXA Rosenberg.

WILLIAM RICKS. Dr. Ricks is the Chief Executive Officer and Chief Investment Officer of AXA Rosenberg. His primary responsibilities are the various aspects of the investment process: trading, operations, portfolio engineering, and portfolio construction. He is responsible for the implementation of the investment strategies that are designed by the Research Center.

Dr. Ricks earned a B.S. from the University of New Orleans, Louisiana and a Ph.D. from the University of California, Berkeley in 1980. He worked as a senior accountant for Ernst & Ernst in New Orleans from 1974 to 1976. He was a financial and managerial accounting instructor at the University of California, Berkeley from 1978 to 1979, after which he was an associate professor of finance and accounting at Duke University in Durham, North Carolina until 1989. From 1989 to 1998, he was a research associate, a portfolio engineer and the Director of Accounting Research at Rosenberg Institutional Equity Management, the predecessor company to AXA Rosenberg.


THOMAS MEAD. Mr. Mead is the Global Research Director of the Research Center. He has oversight responsibilities for AXA Rosenberg's security valuation and portfolio optimization systems used to manage the Fund and for the implementation of the decisions developed therein. In addition to his oversight role within the Research Center, his focus is primarily on modeling.


Mr. Mead earned an A.B. from Indiana University, Bloomington in 1973 and an M.A. in Economics from Brown University in 1975. He worked as an economist and a fixed income manager for Allendale Insurance in Providence, Rhode Island from 1977 to 1982, after which he was Managing Director of Cambridge Associates in Boston, Massachusetts until 1989. From 1989 to 1998, he was a research associate at Rosenberg Institutional Equity Management, the predecessor company to AXA Rosenberg, where his responsibilities included portfolio engineering and client service.


INDEPENDENT TRUSTEES

Nils H. Hakansson, Mariann Byerwalter, and William A. Hasler are the Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust.

NILS H. HAKANSSON. Professor Hakansson is the Sylvan C. Coleman Professor of Finance and Accounting at the Haas School of Business, University of California, Berkeley. He is a former member of the faculty at UCLA as well as at Yale University. At Berkeley, he served as Director of the Berkeley Program in Finance (1988-1991) and as Director of the Professional Accounting Program (1985-1988). Professor Hakansson is a Certified Public Accountant and spent three years with Arthur Young & Company prior to receiving his Ph.D. from UCLA in 1966. He has twice been a Visiting Scholar at Bell Laboratories in New Jersey and was, in 1975, the Hoover Fellow at the University of New South Wales in Sydney and, in 1982, the Chevron Fellow at Simon Fraser University in British Columbia. In 1984, Professor Hakansson was a Special Visiting Professor at the Stockholm School of Economics, where he was also awarded an honorary doctorate in economics. He is a past president of the Western Finance Association (1983-1984). Professor Hakansson has published a number of articles in academic journals and in professional volumes. Many of his papers address various aspects of asset allocation procedures as well as topics in securities innovation, information economics and financial reporting. He has served on the editorial boards of several professional journals and been a consultant to the RAND Corporation and a number of investment organizations. Professor Hakansson is a member of the board of two foundations and a past board member of SuperShare Services Corporation and of Theatrix Interactive, Inc. and a Trustee of the Laudus Trust. He is also a Fellow of the Accounting Researchers International Association and a member of the Financial Economists Roundtable.

MARIANN BYERWALTER. Ms. Byerwalter is the Chairman of JDN Corporate Advisory LLC, and serves on the Board of Trustees of Stanford University, and as a Director of America First Companies, Omaha, NE; Redwood Trust, Inc.; SRI International; PMI Group, Inc; Lucile Packard Children's Hospital; the SchwabFunds family of mutual funds; and the Laudus Trust. Until 2002, she served as a Director of LookSmart, Ltd., an Internet Infrastructure company. From 1996 until 2001, she served as Vice President for Business Affairs and Chief Financial Officer of Stanford University, and in 2001 as Special Adviser to the President of Stanford University. Prior to her service at Stanford, she was a partner and co-founder of America First Financial Corporation, an affiliate of America First Companies of Omaha, Nebraska, which acquired EurekaBank, a $2.4 billion institution in the San Francisco Bay Area. Ms. Byerwalter performed all corporate development functions for EurekaBank, including acquisitions and divestitures, and served as the Chief Operating Officer, Chief Financial Officer and a Director of America First Eureka Holdings, the holding company for EurekaBank, a publicly traded institution. Before this, Ms. Byerwalter was Vice President for Strategic Planning and Corporate Development at BankAmerica Corporation, managing acquisitions and divestitures for BankAmerica.


Ms. Byerwalter earned a Bachelor's Degree in Economics and Political Science/Public Policy from Stanford University and a Masters Degree in Business Administration from Harvard Business School. She received the 1998 Financial Woman of the Year Award from the Financial Women's Association of San Francisco, and she was named to the SAN FRANCISCO BUSINESS TIMES' "Most Influential Women in the Bay Area" for 2001 and 2002.


WILLIAM A. HASLER. Mr. Hasler is the Vice Chairman of Aphton Corporation, a bio-pharmaceuticals company. He serves on the Board of Directors of Solectron Corporation, as the Non-Executive Chairman, Airlease Ltd., Mission West Properties and Stratex Corporation. He also serves as a Public Governor and member of the Executive Committee of the Pacific Stock & Options Exchange in San Francisco, and as a Trustee of the SchwabFunds family of mutual funds and the Laudus Trust. From 1991 to 1998, Mr. Hasler was Dean of the Haas School of Business at the University of California, Berkeley. From 1984 to 1991, he served as Vice Chairman and Director of

KPMG Peat Marwick, LLP, with responsibility first for operations in the Western United States, including the audit, tax and management consulting practices, and then for worldwide management of the consulting practice. He joined KPMG in 1967, serving in various management capacities including Partner-in-Charge with responsibility for the management consulting practices of, successively, Western Financial Services, Los Angeles Consulting, Southern California Area Consulting, and New York Area Consulting.


Mr. Hasler is a certified public accountant. He earned a Bachelor of Arts Degree in Economics and Chemistry from Pomona College, and a Masters Degree in Business Administration from Harvard University.


INTERESTED TRUSTEE

Jeffrey M. Lyons is the Trustee of the Trust who is an "interested person" (as defined in the 1940 Act) of the Trust.

JEFFREY M. LYONS. Mr. Lyons is Executive Vice President in charge of the Asset Management Products and Services Enterprise at Charles Schwab & Co., Inc. ("Schwab"). Mr. Lyons heads up Schwab's $390 billion asset management business, including CSIM, Schwab's money management division; the Mutual Fund OneSource(R) and Mutual Fund MarketPlace(R) programs; the Managed Accounts division; Insurance and Annuity Services; and Mutual Fund Clearing Services. He has served as a Trustee of the SchwabFunds family of mutual funds since 2001, and in 2003 he was elected to the Board of Governors of the Investment Company Institute. He is also a Trustee of the Laudus Trust.

Before assuming his current responsibilities, Mr. Lyons served as Executive Vice President of Mutual Funds, and was responsible for Schwab's third party fund business, including Mutual Fund Marketing, Mutual Fund Operations, Fund Relations, and Mutual Fund Clearing Services, as well as Insurance and Annuity Services. Mr. Lyons joined Schwab in 1984. In addition to his leadership in Schwab's Mutual Funds Enterprise, he has held several positions in the company's Retail Marketing Enterprise. From 1987 to 1994, he was responsible for new account acquisition and brand management for retail brokerage products and services. He also served as Senior Vice President for the Affluent Customer Enterprise, where he was responsible for formulating strategy and building services to attract and retain high net worth clients. Mr. Lyons received his B.S. degree in Political Science from University of Wisconsin, Madison in 1977 and his MBA from University of California, Berkeley in Finance/Marketing. He resides in the Bay Area with his wife and two children.


                         HOW THE FUND PRICES ITS SHARES


In valuing its securities, the Fund uses market quotes if they are readily available. In cases where quotes are not readily available, or the Trust deems them unreliable, the Fund may value securities based on fair values developed using methods approved by the Fund's Board of Trustees.


                             PURCHASING FUND SHARES


Only a separate account of an insurance company which participates in fund investments may purchase shares of the Fund. You may buy shares of the Fund only through your policy or contract with a participating insurance company. You should read this Prospectus in conjunction with the prospectus or other disclosure documents of the separate account of the specific insurance product which accompanies this Prospectus.

The Trust reserves the right, in its sole discretion, to suspend the offering of shares of the Fund or to reject purchase orders when it believes that suspension or rejection would be in the best interests of the Trust or its shareholders.

Purchases of the Fund's shares may be made in full or fractional shares of the Fund calculated to three decimal places. In the interest of economy and convenience, the Trust will not issue certificates for shares.

DISTRIBUTOR

Class 2 Shares of the Fund are sold on a continuous basis by the Trust's distributor, Laudus Distributor, Inc., formerly Barr Rosenberg Funds Distributor, Inc., (the "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc. The Distributor's principal offices are located at 100 Summer Street, Suite 1500, Boston, Massachusetts 02110.

Solely for the purpose of compensating the Distributor for services and expenses primarily intended to result in the sale of Class 2 Shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class 2 Shares of the Trust, shares of such class are subject to an annual distribution and shareholder service fee (the "Distribution and Shareholder Service Fee") in accordance with a Distribution and Shareholder Service Plan (the "Distribution and Shareholder Service Plan") adopted by the Trustees pursuant to Rule 12b-1 under the 1940 Act. Under the

Distribution and Shareholder Service Plan, Class 2 Shares of the Fund will pay Distribution and Shareholder Service Fees of up to 0.25% of the average daily net assets attributable to such shares.

Expenses and services for which the Distributor may be reimbursed include, without limitation, compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor (or of participating or introducing brokers who engage in distribution of the Class 2 Shares), printing of Prospectuses and reports for other than existing Class 2 shareholders, advertising, preparing, printing and distributing sales literature and forwarding communications from the Trust to such shareholders. The Distribution and Shareholder Service Plan is a "compensation" plan. This means that, although the Trustees expect to take into account the expenses of the Distributor in their periodic review of the Distribution and Shareholder Service Plan, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.


                              REDEEMING FUND SHARES


The Trust will redeem shares at the net asset value per share next determined after a redemption request is received. See "How the Fund Prices Its Shares" and the prospectus or other disclosure documents of the separate account of the specific insurance product that accompanies this Prospectus. The value of shares redeemed may be more or less than the original cost of those shares, depending on the market value of the investment securities held by the Fund at the time of the redemption and on any expenses and charges attributable thereto.

The Fund reserves the right to redeem in kind. If CSIM determines that it would not be in the best interests of the remaining shareholders of the Fund to make a redemption payment wholly or partly in cash, the Fund may instead pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund. Securities used to redeem Fund shares in kind will be valued in accordance with the Fund's procedures for valuation described under "How the Fund Prices its Shares." Securities distributed by the Fund in kind will be selected by AXA Rosenberg, under CSIM's supervision, in light of the Fund's objective and will not generally represent a PRO RATA distribution of each security held in the Fund's portfolio. Investors may incur brokerage charges on the sale of any securities so received in payment of redemptions.

The Trust may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission ("SEC"), during periods when trading on the New York Stock Exchange is restricted or during an emergency declared by the SEC which makes it impracticable for the Fund to dispose of its securities or to fairly determine the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

                                  DISTRIBUTIONS

The Fund intends to distribute to its insurance company separate accounts as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards). The Fund will declare and pay distributions of its dividends and interest and distribute net short-term capital gains and net long-term gains all on an annual basis unless the Trustees determine that it should do so more frequently where permitted by applicable regulations.


SHAREHOLDER OPTIONS


The Fund will pay all dividends and distributions in additional Fund shares at net asset value unless an election is made by a particular separate account to receive distributions in cash.

                                      TAXES

The Fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.


Because shareholders of the Fund will be insurance company separate accounts, no extensive discussion is included herein concerning the federal income tax consequences for the holders of the contracts. Investors should refer to the specific tax information provided in the prospectus or other documents with respect to the tax consequences associated with their variable contracts and statements made herein are general in nature. Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The Fund intends to comply with these requirements. If the Fund or a separate account does not meet such requirements, income allocable to the contracts associated with the separate account may be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Fund investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments and may be subject to special tax rules. In that case, the Fund's yield on those securities would be decreased.

The above information constitutes a general summary of the federal income tax consequences of investing in the Fund. Investors should ask their own tax advisers for more information on their own tax situations, including possible foreign, state or local taxes. Please refer to the prospectus or other disclosure documents for your separate account and variable contract for information regarding the federal income tax treatment of variable contracts in general and of distributions to your separate account in particular. See "Income Dividends, Distributions and Tax Status" in the Fund's SAI for more information on taxes.


                                OTHER INFORMATION


The Trust is designed to serve and presently intends to serve as a funding vehicle for insurance company separate accounts associated with variable annuity contracts and variable life insurance policies. This means that participating insurance companies will invest money from separate accounts of various annuity contracts and life insurance policies in the Fund to provide for future benefits. You should consult the prospectus or other disclosure documents issued by the relevant insurance company for more information about a separate account.


All shares of the Fund have identical voting rights. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and are entitled to receive the net assets of the Fund's portfolio upon liquidation. The Trust does not generally hold annual meetings of shareholders and will do so only when required by law. Shareholders holding a majority of the outstanding shares may remove Trustees by votes cast in person or by proxy at a meeting of shareholders or by written consent.

In the future, the Trust may offer shares of the Fund directly to qualified pension and profit-sharing plans.

Although conflicts of interest could arise from the sale of Fund shares to variable annuity contract-owners and variable life insurance policy-owners of affiliated and unaffiliated insurance companies, the Trust currently does not foresee any related disadvantages to policy-owners and contract-owners. This is because the Trust offers its shares to separate accounts of various insurance companies only to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts of interest which may arise. Should such a conflict arise, the Trustees will determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the Fund. This might force the Fund to sell portfolio securities at disadvantageous prices.

The Agreement and Declaration of Trust of the Trust, as amended from time to time, provides for the perpetual existence of the Trust. The Trust may, however, be terminated at any time by vote of at least two-thirds of the outstanding shares of each series of the Trust.

Under certain circumstances, shareholders could be held personally liable for the obligations of the Trust. However, the Trust believes that the chance of resulting financial loss for a shareholder is remote since that type of liability may arise only in very limited circumstances.


The Fund's investment performance may from time to time be included in advertisements about the Fund. Total return for the Fund is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of such period (assuming immediate reinvestment of any dividends or capital gain distributions). All data are based on the Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the period from the commencement of operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Trust's financial statements, is included in the Trust's Annual Report, which is available upon request.


FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.


                                                                                         FOR THE PERIOD
                                                                                         MAY 1, 2003 TO
                                                                                        DECEMBER 31, 2003
                                                                                        -----------------
CLASS 2:
Net asset value, beginning of period                                                         $  10.00

Investment activities:
  Net investment income/(loss)                                                                  (0.05)
  Net realized and unrealized gains/(losses) on investments and securities sold short           (0.31)
                                                                                             --------
   Total from investment activities                                                             (0.36)
                                                                                             --------
Net asset value, end of period                                                               $   9.64
                                                                                             ========

Total return(a)                                                                                 (3.60)%

RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets at end of period ($ thousands)                                                  $  9,508

  Net investment income/(loss) net of waivers/reimbursements(b)                                 (0.90)%
  Expenses before waivers/reimbursements(b)                                                      7.55%
  Expenses net of waivers/reimbursements(b)                                                      2.98%
  Expenses (excluding dividend expense) net of waivers/reimbursements(b)                         2.00%
  Portfolio turnover rate                                                                      130.89%


----------

(a)  Not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

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


                 (This page has been left blank intentionally.)

LAUDUS VARIABLE INSURANCE TRUST
NOTICE OF PRIVACY POLICY & PRACTICES

Laudus Variable Insurance Trust, on behalf of Laudus Rosenberg VIT Value Long/Short Equity Fund, recognizes and respects the privacy expectations of its clients. The Trust provides this notice to you so that you will know what kinds of information it collects about its clients and the circumstances in which that information may be disclosed to third parties that are not affiliated with the Fund.

COLLECTION OF CLIENT INFORMATION

The Trust collects nonpublic personal information about its clients from the following sources:

     - ACCOUNT APPLICATIONS AND OTHER FORMS, which may include a client's name, address, social security number, and information about a client's investment goals and risk tolerance;

     - ACCOUNT HISTORY, including information about the transactions and balances in a client's accounts; and

     - CORRESPONDENCE, written, telephonic or electronic between a client and the Fund or service providers to the Fund.

DISCLOSURE OF CLIENT INFORMATION

The Trust may disclose the client information it collects to third parties that are not affiliated with the Fund:

     - as permitted by law--for example, with service providers who maintain or service shareholder accounts for the Fund or to a shareholder's broker or agent; and

     - to perform marketing services on behalf of the Fund or pursuant to a joint marketing agreement with Laudus Distributor, Inc., the Fund's distributor, or another financial institution that is an affiliate of either Charles Schwab Investment Management, Inc., the Fund's investment adviser, or AXA Rosenberg Investment Management LLC, the Fund's investment subadviser.

SECURITY OF CLIENT INFORMATION

The Trust requires service providers to the Fund:

     - to maintain policies and procedures designed to assure only appropriate access to, and use of, information about clients of the Fund; and

     - to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of clients of the Fund.

The Trust will adhere to the policies and practices described in this notice regardless of whether you are a current or former client of the Fund.

                       FOR MORE INFORMATION ABOUT THE FUND

STATEMENT OF ADDITIONAL INFORMATION (SAI):


The Trust's SAI provides additional information about the Fund. It is incorporated by reference into this Prospectus and is legally considered a part of this Prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS:

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. You may review and copy, for a fee, the Trust's Annual and Semi-Annual Reports and SAI in person at, or by writing to, the Public Reference Section of the Commission, Washington D.C. 20549-0102, or by electronic request via e-mail at the following address: publicinfo@sec.gov. Information on the operation of the Commission's Public Reference Room can be obtained by calling 1-202-942-8090. You may obtain reports and other information about the Fund for free from the EDGAR database on the Commission's website at http://www.sec.gov. You can get free copies of the SAI, request other information about the Fund or make shareholder inquiries by contacting the Fund at:


                        Laudus Variable Insurance Trust
                        3435 Stelzer Road
                        Columbus, Ohio 43219-8021
                        1-866-4-LAUDUS


ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street
San Francisco, CA 94104

SUBADVISER

AXA Rosenberg Investment Management LLC
Four Orinda Way, Building E
Orinda, CA 94563

ADMINISTRATOR, TRANSFER AND DIVIDEND PAYING AGENT

BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN OF ASSETS

Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA 94105


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

INVESTMENT COMPANY ACT FILE NO. 811-08759

                LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2004

     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to and should be read in conjunction with the Class 1 and Class 2 prospectuses of the Laudus Rosenberg VIT Value Long/Short Equity Fund of Laudus Variable Insurance Trust (the "Trust") dated May 1, 2004 (the "Prospectuses"). You may obtain a copy of the Prospectuses from Laudus Variable Insurance Trust, 3435 Stelzer Road, Columbus, Ohio 43219.

                                TABLE OF CONTENTS


                                                                      PAGE
                                                                      ----
    INVESTMENT OBJECTIVES AND POLICIES                                   2

    PORTFOLIO TURNOVER                                                   3

    INVESTMENT RESTRICTIONS                                              3

    INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS                       5

    MANAGEMENT OF THE FUND                                               9

    INVESTMENT ADVISORY AND OTHER SERVICES                              12

    PORTFOLIO TRANSACTIONS                                              21

    TOTAL RETURN CALCULATIONS                                           22

    DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES                    24

    DETERMINATION OF NET ASSET VALUE                                    27

    PURCHASE AND REDEMPTION OF SHARES                                   27

    FINANCIAL STATEMENTS                                                28

    APPENDIX A - PROXY VOTING POLICIES                                 A-1

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and policies of the Laudus Rosenberg VIT Value Long/Short Equity Fund (the "Fund") are summarized in the Prospectuses under the heading "Risk/Return Summary" and described in more detail in the Prospectuses under the headings "Investment Objectives and Principal Investment Strategies" and "Principal Risks."

     The following is an additional description of certain investments of the Fund.

     INDEX FUTURES. An index futures contract (an "Index Future") is a contract to buy or sell an integral number of units of an index at a specified future date at a price agreed upon when the contract is made. A unit is the value of the relevant index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index Future.

     Index Futures can be traded through all major commodity brokers. Currently, contracts are expected to expire on the tenth day of March, June, September and December. The Fund will ordinarily be able to close open positions on the United States futures exchange on which Index Futures are then traded at any time up to and including the expiration day.

     Upon entering into a futures contract, the Fund will be required to deposit initial margin with its custodian in a segregated account in the name of the futures broker. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when the Fund has purchased an Index Future and the price of the relevant index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Fund has purchased an Index Future and the price of the relevant index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

     The price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and the futures market. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions.

     SHORT SALES. The Fund will seek to realize additional gains through short sales. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the value of that security relative to the long positions held by the Fund. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

     The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund may realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

     NOTICE ON SHAREHOLDER APPROVAL. Unless otherwise indicated in the Prospectuses or this Statement of Additional Information, the investment objectives and policies of the Fund may be changed without shareholder approval.

                               PORTFOLIO TURNOVER

     A change in securities held by the Fund is known as "portfolio turnover" and almost always involves the payment by the Fund of brokerage commissions or dealer markup and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. Portfolio turnover is not a limiting factor with respect to investment decisions. The portfolio turnover for the Fund for the period from the commencement of its operations (May 1, 2003) for the fiscal period ended December 31, 2003, was 130.89%. As disclosed in the Prospectuses, high portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, and could involve realization of capital gains that would be taxable when distributed to shareholders of the Fund. To the extent that portfolio turnover results in the realization of new short-term capital gains, such gains are ordinarily taxed to shareholders at ordinary income tax rates.

                             INVESTMENT RESTRICTIONS

     Without a vote of the majority of the outstanding voting securities of the Fund, the Trust will not take any of the following actions with respect to the
Fund:

     (1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes or for payments of variation margin. Such borrowings will be repaid before any additional investments are purchased. Short sales and related borrowings of securities are not subject to this restriction.

     (2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction 1 above. (For the purposes of this restriction, collateral arrangements with respect to options, short sales, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. Collateral arrangements with respect to swaps and other derivatives are also not deemed to be a pledge or other encumbrance of assets.)

     (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

     (4) Make short sales of securities or maintain a short position if, when added together, more than 100% of the value of the Fund's net assets would be
(i) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (ii) allocated to segregated accounts in connection with short sales. Short sales "against the box" are not subject to this limitation.

     (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, the Fund may be deemed to be an underwriter under federal securities laws.

     (6) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

     (7) Concentrate more than 25% of the value of its total assets in any one industry.

     (8) Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), or by an exemptive order issued by the Securities and Exchange Commission.

     (9) Purchase or sell commodities or commodity contracts except that each of the Funds may purchase and sell stock index and other financial futures contracts and options thereon.

     (10) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities.

     (11) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (2) above; any borrowing permitted by restriction (1) above; short sales permitted by restriction (4) above; any collateral arrangements with respect to short sales, swaps, options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, futures contracts or options on futures contracts.)

     (12) With respect to 75% of its total assets, invest in a security if, as a result of such investment, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

     Notwithstanding the latitude permitted by Restriction (9) above, the Fund has no current intention of purchasing interest rate futures.

     It is contrary to the present policy of the Fund, which may be changed by the Trustees of the Trust without shareholder approval, to:

     (a) Invest in warrants or rights (other than warrants or rights acquired by the Fund as a part of a unit or attached to securities at the time of purchase).

     (b) Write, purchase or sell options on particular securities (as opposed to market indices).

     (c) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

     (d) Make investments for the purpose of exercising control of a company's management.

     (e) Invest in (a) securities which at the time of investment are not readily marketable and (b) repurchase agreements maturing in more than seven days if, as a result, more than 15% of the Fund's net assets (taken at current value) would then be invested in such securities.

     Unless otherwise indicated, all percentage limitations on investments set forth herein and in the Prospectuses will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Regardless of such policy, if the Fund borrows an amount such that the asset coverage of its borrowing is less than 300%, then, within three days (not including Sundays and holidays) or such longer period as the Securities and Exchange Commission may prescribe through rules and regulations, the Fund will reduce the amount of its borrowings so that asset coverage is at least 300%.

     The phrase "shareholder approval," as used in the Prospectuses and herein, and the phrase "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or the Trust, as the case may be, or (2) 67% or more of the shares of the Fund or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                 INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

     The tax status of the Fund and the distributions which it may make are summarized in the Prospectuses under the headings "Distributions" and "Taxes." The Fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, securities of other RICs, and other securities limited generally with respect to any one issuer to a value not more than 5% of the value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or securities of other
RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and, the excess, if any, of net short-term capital gains over net long-term capital losses for such year. To the extent the Fund qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

     If the Fund failed to qualify under Subchapter M as a RIC accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

     Notwithstanding an exemption for mutual funds which have only insurance company investors from the imposition of a certain excise tax on underdistributed amounts, the Fund intends to avoid the excise tax by distributing prior to each calendar year end, without regard to the Fund's fiscal year end, (i) 98% of the Fund's ordinary income, (ii) 98% of the Fund's capital gain net income for the one-year period ending on October 31 (or later if the Fund is permitted and so elects), and (iii) any retained amount from the prior year. A dividend paid to shareholders by the Fund in January of a year is generally deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a day in October, November or December of that preceding year.


     Section 817(h) of the Code requires that the investments of a segregated asset account (a "Separate Account") of an insurance company be "adequately diversified" as provided therein or in accordance with U.S. Treasury regulations in order for the account to serve as the basis for variable annuity contracts ("VA contracts") or variable life insurance policies ("VLI policies"). The Fund intends to comply with applicable requirements so that the Fund's investments are "adequately diversified" for purposes of Section 817(h) and the U.S. Treasury regulations thereunder. Section 817(h) and the U.S. Treasury regulations issued thereunder provide the manner in which a segregated asset account will treat investments in a RIC for purposes of the diversification requirements. If the Fund satisfies certain conditions, a Separate Account owning shares of the Fund will be treated as owning multiple investments consisting of the Separate Account's proportionate share of each of the assets of the Fund. The Fund intends to satisfy these conditions so that the shares of the Fund owned by a segregated asset account of an insurance company depositor will be treated as multiple investments. If, however, the Fund is not "adequately diversified" within the meaning of Section 817(h) of the Code, the VA contracts and VLI policies supported by the Fund may not be treated as annuity or life insurance contracts, as the case may be, for any period (or subsequent period) during which the Fund is not "adequately diversified" thereunder.


     Assuming that the Separate Accounts meet the requirements of Section 817, it is anticipated that insurance company investors will not be subject to federal income tax currently on dividends or distributions from the Fund. Each organization or entity should review its own circumstances and the federal tax treatment of its income.

     Dividends, interest, and in some cases, capital gains received by the Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

     The Fund may invest in the stock of "passive foreign investment companies" ("PFIC"s). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" received on the stock as well as gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders (assuming the Fund qualifies as a RIC). In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain. If a Fund invests in a PFIC and elects to treat the PFIC as a qualified electing fund ("QEF"), then in lieu of incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the Fund's pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) - which most likely would have to be distributed by the Fund to satisfy the Fund's Subchapter M distribution requirement outlined above and avoid imposition of the excise tax, if applicable - even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof. A holder of stock in a PFIC generally may elect to include in ordinary income for each taxable year the excess, if any, of the fair market value of the stock over its adjusted basis as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years under the election. The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. Any gain on the sale of PFIC stock subject to a mark-to-market election would be treated as ordinary income.

     The use by the Fund of hedging strategies, such as writing (selling) and purchasing futures contracts and options and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses they realize in connection therewith.

     Exchange-traded futures contracts, certain options, and certain forward contracts constitute "Section 1256 Contracts." Section 1256 Contracts are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of a Fund's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales" and 60% of any net realized gain or loss from any actual sales of
Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the excise tax. These rules may operate to increase the amount that the Fund must distribute to satisfy the Subchapter M distribution requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Fund, without in either case increasing the cash available to the Fund. The Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that such Fund must distribute to meet the Subchapter M distribution requirement and to avoid imposition of the excise tax, if applicable.

     Transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to each Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by each Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

     Section 988 of the Code also may apply to forward contracts and options on foreign currencies. Under section 988 each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between section 1256 and 988, special provisions determine the character and timing of any income, gain or loss. When a covered call option written (sold) by the Fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Fund is exercised, the Fund is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

     If the Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract (e.g., a swap contract), or a futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).


     THE TAX DISCUSSION SET FORTH ABOVE IS A SUMMARY INCLUDED FOR GENERAL INFORMATION PURPOSES ONLY. PLEASE REFER TO THE PROSPECTUSES OR OTHER DISCLOSURE DOCUMENTS FOR THE SEPARATE ACCOUNTS AND THE VARIABLE CONTRACT FOR INFORMATION REGARDING THE FEDERAL INCOME TAX TREATMENT OF VARIABLE CONTRACTS IN GENERAL AND DISTRIBUTIONS TO THE SEPARATE ACCOUNT IN PARTICULAR. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

                             MANAGEMENT OF THE FUND

The Trust's Trustees oversee the general conduct of the Fund's business. Certain information concerning the Trustees is set forth below.


                                                                NUMBER OF
NAME, ADDRESS* AND AGE                                          PORTFOLIOS IN
OF TRUSTEE; (TERM OF                                            FUND
OFFICE** AND LENGTH OF          PRINCIPAL OCCUPATION(S)         COMPLEX          OTHER DIRECTORSHIPS HELD BY
TIME SERVED)                    DURING PAST FIVE YEARS          OVERSEEN         TRUSTEE
------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE:

Jeffrey M. Lyons##              Executive Vice President,       61***            Mr. Lyons is also a Trustee of each
48                              Asset Management Products &                      portfolio of the Laudus Trust, The
(since 1/04)                    Services since September                         Charles Schwab Family of Funds, Schwab
                                2001, Charles Schwab & Co.,                      Investments, Schwab Annuity Portfolios
                                Inc. Prior to September                          and Schwab Capital Trust (consisting of
                                2001, Mr. Lyons was                              49 portfolios).
                                Executive Vice President,
                                Mutual Funds, Charles Schwab
                                & Co., Inc.

INDEPENDENT TRUSTEES:

Mariann Byerwalter +            Chairman of JDN Corporate       61***            Ms. Byerwalter is also a Trustee of
43                              Advisory LLC. From 1996 to                       each portfolio of the Laudus Trust,
(since 1/04)                    2001, Ms. Byerwalter was the                     The Charles Schwab Family of Funds,
                                Vice President for Business                      Schwab Investments, Schwab Annuitiy
                                Affairs and Chief Financial                      Portfolios and Schwab Capital Trust
                                Officer of Stanford                              (consisting of 49 portfolios). She is
                                University and, in 2001,                         on the Board of Trustees of Stanford
                                Special Adviser to the                           University, America First Companies,
                                President of Stanford                            Omaha, NE (venture capital/fund
                                University.                                      management), Redwood Trust, Inc.
                                                                                 (mortgage finance), Stanford
                                                                                 Hospitals and Clinics, SRI
                                                                                 International (research), PMI Group,
                                                                                 Inc. (mortgage insurance) and Lucile
                                                                                 Packard Children's Hospital;
                                                                                 Director until 2002, LookSmart, Ltd.
                                                                                 (an Internet infrastructure company).

William A. Hasler +             Co-Chief Executive Officer,     61***            Mr. Hasler is also a Trustee of each
62                              Aphton Corporation                               portfolio of the Laudus Trust, The
(since 1/04)                    (bio-pharmaceuticals). Prior                     Charles Schwab Family of Funds, Schwab
                                to August 1998, Mr. Hasler                       Investments, Schwab Annuity Portfolios
                                was Dean of the Haas School                      and Schwab Capital Trust (consisting of
                                of Business at the                               49 portfolios). He is on the Board of
                                University of California,                        Directors of Solectron Corporation
                                Berkeley (higher education).                     and is the Non-Executive Chairman
                                                                                 (manufacturing). He is also on the
                                                                                 Board of Directors of Airlease Ltd.
                                                                                 (aircraft leasing), Mission West
                                                                                 Properties (commercial real estate)
                                                                                 and Digital Microwave Corporation (a
                                                                                 network equipment corporation).


                                                                NUMBER OF
NAME, ADDRESS* AND AGE                                          PORTFOLIOS IN
OF TRUSTEE; (TERM OF                                            FUND
OFFICE** AND LENGTH OF          PRINCIPAL OCCUPATION(S)         COMPLEX          OTHER DIRECTORSHIPS HELD BY
TIME SERVED)                    DURING PAST FIVE YEARS          OVERSEEN         TRUSTEE
------------------------------------------------------------------------------------------------------------------------
Nils H. Hakansson +             Sylvan C. Coleman Professor     12#              Mr. Hakansson is also a Trustee of the
65                              of Finance and Accounting,                       Laudus Trust.
(6 Years)                       Haas School of Business,
                                University of California,
                                Berkeley, July 1969 to June
                                2003.


----------
* The mailing address of each of the Trustees is c/o Laudus Variable Insurance Trust, 3435 Stelzer Road, Columbus, OH 43219.

**   There is no stated term of office for the Trustees of the Trust.

***  This includes 49 Schwab funds, 11 series of the Laudus Trust and the Fund.

#    This includes 11 series of the Laudus Trust and the Fund.

## Mr. Lyons is an "interested person," as defined in the 1940 Act, because he is an employee of Charles Schwab & Co.

+    Member of the Audit Committee.

     The Trust has a standing Audit Committee. The members of the Audit Committee are identified above. The function of the Audit Committee is to assist the Trustees in their oversight of the Trust's financial reporting process. The Audit Committee did not meet during the Fund's most recently completed fiscal year.

The aggregate dollar range of securities in the Family of Investment Companies* owned by each Trustee is set forth below. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


                                                                   AGGREGATE DOLLAR RANGE OF EQUITY
                                                                     SECURITIES IN THE FAMILY OF
                                    DOLLAR RANGE OF EQUITY              INVESTMENT COMPANIES*
NAME OF TRUSTEE                     SECURITIES IN THE FUND             AS OF DECEMBER 31, 2003
---------------                     ----------------------         --------------------------------
INDEPENDENT TRUSTEES:

Nils H. Hakansson                            None                         $50,001 - $100,000
Mariann Byerwalter                           None                                None
William A. Hasler                            None                                None

INTERESTED TRUSTEE:

Jeffrey M. Lyons                             None                                None


----------
* The Family of Investment Companies consists of the Fund and 11 series of the Laudus Trust.

Certain information concerning the Trust's officers is set forth below:


   NAME, ADDRESS* AND AGE OF
OFFICER; (TERM OF OFFICE ** AND                                         PRINCIPAL OCCUPATION DURING
    LENGTH OF TIME SERVED)        POSITION WITH THE TRUST                     PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------
Jana Thompson, 44                 President and Chief          Senior Vice President, Charles Schwab & Co.,
(1/04-present)                    Executive Officer            Inc. and CSIM, February 2004 to present; Vice President,

   NAME, ADDRESS* AND AGE OF
OFFICER; (TERM OF OFFICE ** AND                                         PRINCIPAL OCCUPATION DURING
    LENGTH OF TIME SERVED)        POSITION WITH THE TRUST                     PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
                                                               Charles Schwab & Co., Inc., 2000 to February 2004;
                                                               Managing Director, High-Yield Sales, Fleet Securities,
                                                               Inc., 1998 to 1999.

Alice Schulman, 53                Clerk                        Vice President, & Assistant Secretary, CSIM, 2003 to
(1/04-present)                                                 present; Assistant Secretary, The Charles Schwab Bank, N.A.,
                                                               2003 to present; Assistant Secretary, SchwabFunds, 2000 to present; Director, Project Management, CSIM, 2000 to 2003;
                                                               Consultant, 1998 to 2000.

Elizabeth Lawrence, 39            Vice President               Senior Vice President, BISYS Fund Services, 2001 to
(9/02-present)                                                 present; Vice President and Senior Manager, Client
                                                               Services and Operations, PFPC, Inc., 1999 to 2001;
                                                               Director of Client Services, PFPC, Inc., 1997 to 1999.

Troy Sheets, 32                   Chief Financial Officer      Vice President of Financial Services, BISYS Fund Services,
(9/02-present)                                                 2002 to present; Senior Manager, KPMG LLP, 2000 to 2002;
                                                               Manager, KPMG LLP, 1998 to 2000.

Alison Baur, 39                   Chief Legal Officer          Vice President, Charles Schwab & Co., Inc. since 1999;
(1/04-present)                                                 Associate General Counsel, Charles Schwab & Co., Inc.
                                                               since 2003; Senior Corporate Counsel, Charles Schwab & Co.,
                                                               Inc., 1999 to 2003; Chief Legal Officer & Secretary,
                                                               Excelsior Funds, 2001 to 2004; Chief Legal Officer, Excelsior
                                                               Directional Hedge Fund and Excelsior Private Equity Funds,
                                                               2001 to 2004; Associate General Counsel, Grantham, Mayo,
                                                               Van Otterloo & Co. LLC, 1997 to 1999; Clerk, GMO Trust,
                                                               1997 to 1999.

Ryan Louvar, 32                   Clerk                        Counsel of Legal Services, BISYS Fund
(9/02-present)                                                 Services, 2000 to present; Attorney, Hill,
                                                               Farrer & Burrill LLP, 1999 to 2000; Attorney,
                                                               Knapp, Peterson & Clarke, PC, 1997 to 1999.

Alaina V. Metz, 36                Assistant Clerk              Chief Administrative Officer, BISYS Fund
(6/99-present)                                                 Services, 1995 to present.


----------
* The mailing address of each of the officers is c/o Laudus Variable Insurance Trust, 3435 Stelzer Road, Columbus, OH 43219.

**   There is no stated term of office for the officers of the Trust.


     Mss. Baur, Schulman and Thompson, each being an employee of Charles Schwab Investment Management, Inc. or its affiliates, will each benefit indirectly from the management fees paid by the Trust to Charles Schwab Investment Management, Inc., but receive no compensation from the Trust.


     Messrs. Sheets and Louvar and Mss. Metz and Lawrence, each being an employee of BISYS Fund Services Ohio, Inc. ("BISYS"), the Fund's administrator and transfer and dividend-paying agent, will each benefit indirectly from the adminstrative fees paid by the Trust to BISYS, but receive no compensation from the Trust.

     TRUSTEE COMPENSATION. Interested Trustees and officers of the Trust do not receive compensation from the Trust. Prior to February 2, 2004, each Independent Trustee received an annual fee of $7,590 plus an additional fee for each meeting attended. Effective February 2, 2004, the compensation for the Trustees was modified. The Trust currently pays each Independent Trustee a quarterly retainer fee of

$100 and an additional $100 for each meeting attended. In addition, a retirement plan has been instituted for all of the Independent Trustees of the Trust.


     The total compensation accrued and payable to the Independent Trustees by the Trust and by the fund complex for the fiscal year ended December 31, 2003, is shown in the table below.


                                                                                                               TOTAL
                                                              PENSION OR                                    COMPENSATION
                                                              RETIREMENT                                  FROM REGISTRANT
                                        AGGREGATE          BENEFITS ACCRUED           ESTIMATED               AND FUND
                                      COMPENSATION          AS PART OF FUND        ANNUAL BENEFITS         COMPLEX* PAID
NAME OF PERSON, POSITION             FROM REGISTRANT           EXPENSES            UPON RETIREMENT          TO DIRECTORS
-------------------------------------------------------------------------------------------------------------------------
Mariann Byerwalter++                          0                    0                      0                         0
William A. Hasler++                           0                    0                      0                         0
Jeffrey M. Lyons                              0                    0                      0                         0
Nils H. Hakansson                       $ 8,167**                  0                      0                  $ 91,657**
Dwight M. Jaffee+                       $ 8,167**                 --                     --                  $ 91,657**
William F. Sharpe+                      $ 8,167**                 --                     --                  $ 91,657**


----------

* As of March 31, 2003, the Fund Complex consisted of eleven funds, all of which are series of the Barr Rosenberg Series Trust (now referred to as the Laudus Trust). As of May 1, 2003, the Fund Complex was expanded to include the Fund. As of January 30, 2004, the Fund Complex consisted of 61 funds, which includes 49 Schwab funds.


** Reflects fees accrued for the fiscal year regardless of the actual payment date.

+ Messrs. Jaffee and Sharpe retired from the Board of Trustees as of January 30, 2004.

++   Ms. Byerwalter and Mr. Hasler were elected to the Board as of January 30,
     2004.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY CONTRACTS

ABOUT CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.


     Charles Schwab Investment Management, Inc. ("CSIM") is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab"). Both CSIM and Schwab are located at 101 Montgomery Street, San Francisco, CA 94104.


     As of December 31, 2003, CSIM managed 49 mutual funds and approximately $140 billion in assets. Information about those funds managed by CSIM with investment objectives and policies similar to those of the funds is set forth below.

     Principal Executive Officers and Directors - Listed below are the directors and principal executive officer of CSIM. The principal business address of each director and the principal executive officer, as it relates to their duties at CSIM, is the same as above.

            NAME                                     POSITION
            ----                                     --------
       Randall W. Merk             Director, President and Chief Executive Officer

       Charles R. Schwab           Chairman and Director

       Stephen B. Ward             Director, Senior Vice President and Chief Investment Officer


     As disclosed in the Prospectuses under the heading "Management of the Fund," under a management contract (the "Management Contract") between the Trust, on behalf of the Fund, and CSIM, subject to the control of the Trustees of the Trust and such policies as the Trustees may determine, CSIM furnishes office space and equipment, provides certain bookkeeping and clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with CSIM. In addition, pursuant to a Subadviser Agreement among CSIM, AXA Rosenberg Investment Management LLC ("AXA Rosenberg") and the Trust, AXA Rosenberg will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. As indicated under "Portfolio Transactions - Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers which furnish AXA Rosenberg, at no cost, with certain research, statistical and quotation services of value to AXA Rosenberg in advising the Trust or its other clients.

     The Fund has agreed to pay CSIM an annual management fee equal to 1.50% of the Fund's average daily net assets, payable on a monthly basis. CSIM has informed the Trust that it will waive some or all of its management fees under the Management Contract and, if necessary, will bear certain expenses of the Fund until further notice, but in any event at least through December 31, 2007 so that the Fund's total annual operating expenses (exclusive of nonrecurring account fees, extraordinary expenses, dividends on securities sold short and distribution and shareholder service fees) applicable to each class will not exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to CSIM during the next three fiscal years to the extent that the repayment will not cause the Fund's expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year. In addition, CSIM's compensation under the Management Contract is subject to reduction to the extent that in any year the expenses of the Fund (including investment advisory fees, but excluding taxes, portfolio brokerage commissions and any distribution and shareholder service expenses paid by a class of shares of the Fund pursuant to a distribution and shareholder service plan or otherwise) exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer and sale.


     The Management Contract provides that CSIM shall not be subject to any liability to the Trust or to any shareholder of the Trust in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder.

     The Management Contract will continue in effect for a period no more than two years from the date of its execution, and renewals thereof must be approved by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of CSIM or the Trust, and by
(ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Fund. The Management Contract automatically terminates on assignment and is terminable on not more than 60 days' notice by the Trust to CSIM or by CSIM to the Trust.

TRUSTEES' CONSIDERATIONS

     In approving the Management Contract, the Trustees considered all information they deemed reasonably necessary to evaluate the terms thereof.

     The Trustees reviewed CSIM's qualifications to act as investment adviser to the Fund. In determining to recommend that shareholders approve the Management Contract, the Trustees carefully evaluated the experience of CSIM's key personnel in institutional investing and the quality of services CSIM is expected to provide to the Fund, including, but not limited to: (1) the fee and expense ratios of comparable mutual funds; (2) the nature and quality of services expected to be rendered to the Fund by CSIM; (3) the benefits that might accrue to the Fund, including increased efficiencies and economies of scale, as a result of the size and depth of CSIM's and its affiliates' mutual fund organizations; (4) the distinct investment objectives and policies of the Fund; (5) the history, reputation, qualification and background of CSIM, as well as the qualifications of its personnel and its financial condition; (6) its performance record; (7) CSIM's compliance infrastructure, including systems and procedures designed to comply with recent federal regulations affecting mutual funds; (8) CSIM and its affiliates' ability to support the growth of assets invested in the Fund; (9) CSIM's experience overseeing, monitoring and supervising the services of subadvisers to certain funds for which it currently serves as investment adviser; and (10) other factors deemed relevant. The Trustees also reviewed the fees to be paid to CSIM by the Fund under the Management Contract in comparison with those being charged generally in the relevant segment of the mutual fund business.

     Based on this evaluation, the Trustees considered whether the Management Contract is in the best interests of the Fund and its shareholders.


     No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve the Management Contract. Rather, the Trustees concluded in light of a weighing and balancing of all factors considered that it was in the best interests of the Fund to approve the Management Contract, including the fees to be charged for services thereunder. The Fund has not yet paid CSIM any management fees.

SUBADVISORY AGREEMENT

ABOUT AXA ROSENBERG

     AXA Rosenberg is wholly-owned by AXA Rosenberg Group LLC. AXA Rosenberg Group LLC is contractually controlled jointly by AXA IM Rose, Inc., Barr Rosenberg, Kenneth Reid and Rosenberg Alpha L.P.


     AXA IM Rose, Inc. is wholly-owned by AXA IM Holdings U.S. Inc. AXA IM Holdings U.S. Inc. is wholly-owned by AXA Investment Managers S.A., a French societe anonyme, which, in turn, is owned, collectively, by AXA SA, a French holding company, AXA Assurances IARD, a French societe anonyme, AXA UK Plc, a British public limited company and AXA Colonia Konzern AG, a German Aktiengesellschaft. AXA Assurances IARD, AXA UK Plc and AXA Colonia Konzern AG are owned by AXA SA (more than 90% directly).


     Finaxa, a French holding company, beneficially owns more than 25% of the voting securities of, and therefore controls, AXA SA. Mutuelles Axa, a group of four French mutual insurance companies, one of which controls Finaxa, acting as a group, controls both AXA SA and Finaxa. Rosenberg Alpha L.P. is controlled by Barr Rosenberg as their Managing General Partner. Each of these entities may be deemed a controlling person of AXA Rosenberg.

     AXA Rosenberg is located at Four Orinda Way, Building E, Orinda, California 94563.

     Kenneth Reid, Barr M. Rosenberg and Marlis S. Fritz, the former general partners of Rosenberg Institutional Equity Management, the predecessor to AXA Rosenberg, may be deemed to be controlling persons of AXA Rosenberg as a result of their interests in AXA Rosenberg Group LLC, the parent of AXA Rosenberg.

     The following is a list of the directors and principal executive officers of AXA Rosenberg. The principal business address of the directors and the principal executive officers, as it relates to their duties at AXA Rosenberg, is the same as the address of AXA Rosenberg.

Principal Executive Officers and Directors:


             NAME                           POSITION
             ----                           --------
       Stephane Prunet          Global Chief Executive Officer

       Edward H. Lyman          President

       Kenneth Reid             Global Chief Investment Officer

       William E. Ricks         Chief Executive Officer and Chief Investment Officer
                                of North America

       Barr Rosenberg           Chairman



     The Trust, CSIM and AXA Rosenberg have entered into an Agreement on behalf of the Fund with AXA Rosenberg (the "Subadviser Agreement") by which AXA Rosenberg acts as subadviser to the Fund. Under the Subadviser Agreement, AXA Rosenberg, at its expense, furnishes continuously an investment management program for the Fund and makes investment decisions on behalf of the Fund and places all orders for the purchase and sale of portfolio securities and all other investments, subject to the supervision of CSIM and the Trustees.


     The Fund does not pay AXA Rosenberg's compensation under the Subadviser
Agreement: CSIM pays it, and for any given year it will never be payable at a rate that exceeds 55% of the gross rate of compensation payable to CSIM by the Fund under the Management Contract. The compensation payable by CSIM to AXA Rosenberg under the Subadviser Agreement is payable quarterly (at the end of each quarter) as a portion of the Fund's average daily net assets, and, beginning one year after AXA Rosenberg becomes subadviser, will be adjusted (up or down) if the Fund outperforms or underperforms 90-day Treasury Bills by 2.5% or more (as described below). This way, AXA Rosenberg has monetary incentive to achieve good performance and avoid poor performance for the Fund. Starting in 2008 and in each year thereafter, AXA Rosenberg may be entitled to additional compensation from CSIM if the assets under management of all funds subadvised by AXA Rosenberg and managed by CSIM (excluding the Laudus Rosenberg U.S. Small Capitalization Fund) have not reached certain levels, but, as noted above, it will never be entitled to a rate of compensation that is more than 55% of the gross rate of compensation payable to CSIM by the Fund under the Management Contract.


RIDER FEE



     The following table presents a summary of the subadvisory fee structure for the Fund. The actual compensation payable to AXA Rosenberg is described in greater detail below.



SUBADVISORY FEE COMPONENT                   ANNUAL RATE
-----------------------------------  -----------------------------------------
Base Subadvisory Fee                 0.675% of Existing Assets
                                     0.60% of Second Tier Assets
                                     0.45% of Third Tier Assets
Performance Adjustment               From -0.075% to +0.075%, depending on
                                     Fund performance
Assets Under Management Adjustment   0.075%, contingent on assets of Fund and
(beginning in 2008)                  other Laudus Funds not exceeding certain level


BASE SUBADVISORY FEE

     This section describes the base subadvisory fee payable by CSIM to AXA Rosenberg. Please remember that all the fees described on this and the following pages are paid by CSIM to AXA Rosenberg; they do not affect how much you pay or the Fund pays.


     Unless the fee payable to CSIM under the Management Contract is increased by the Fund's shareholders (in which case the base subadvisory fee would also be increased), the base subadvisory fee payable by CSIM to AXA Rosenberg will never be payable at a rate that exceeds 0.675% of the Fund's average daily net assets on an annual basis, and it will be lower than that for Fund assets above certain thresholds, as described below. As shown in the table below, CSIM pays AXA Rosenberg 0.675% (on an annual basis) of the Fund's average daily net assets up to the amount of assets in the Fund at the time AXA Rosenberg became subadviser (the Fund's "Existing Assets"). For any quarter during which the Fund's average daily net assets exceed its Existing Assets, CSIM will pay AXA Rosenberg 0.60% (on an annual basis) of the Fund's portion, if any, of the average daily net assets of all funds subadvised by AXA Rosenberg and managed by CSIM (excluding the assets of the Laudus Rosenberg U.S. Small Capitalization Fund) that exceed the aggregate Existing Assets of all such funds, but fall short of $2.5 billion (the Fund's "Second Tier Assets"). For any quarter during which the Fund's average daily net assets exceed its Existing Assets AND the average daily net assets of all funds subadvised by AXA Rosenberg and managed by CSIM (excluding the assets of the Laudus Rosenberg U.S. Small Capitalization Fund) exceed $2.5 billion, CSIM will pay AXA Rosenberg 0.45% (on an annual basis) of the Fund's portion of such excess (the Fund's "Third Tier Assets").


                     FUND                                       BASE SUBADVISORY FEE*
                     ----                                       ---------------------
Laudus Rosenberg VIT Value Long/Short Equity Fund               0.675% of Existing Assets
                                                                0.60% of Second Tier Assets
                                                                0.45% of Third Tier Assets

----------
* As noted above, the rates for the Fund set forth in the table are expected to be adjusted if the gross advisory fee rates payable to CSIM by the Fund are adjusted by the Trustees or the shareholders of the Fund.

PERFORMANCE ADJUSTMENT

     As noted above, the compensation payable to AXA Rosenberg by CSIM under the Subadviser Agreement is structured to provide monetary incentive to AXA Rosenberg to achieve good performance and avoid poor performance. In particular, AXA Rosenberg's compensation will be increased for any quarter in which the Fund's performance exceeds that of 90-day Treasury Bills by more than 2.5%. Conversely, AXA Rosenberg's compensation will be decreased for any quarter in which the Fund's performance falls short of the performance of 90-day Treasury Bills by more than 2.5%. More specifically, the fee payable to AXA Rosenberg will be increased or decreased by a performance component (the "Performance Adjustment") that will vary proportionately with the difference between (a) the investment performance of the Fund over a rolling three-year period* minus the investment record of 90-day Treasury Bills over the same period, expressed as a percentage, whether the result is positive or negative, and (b) 2.5%. The Performance Adjustment (whether positive or negative) for the Fund will never be charged at a rate that exceeds 5% of the gross advisory fee rate payable to CSIM with respect to the Fund (the "Maximum Performance Adjustment"). The Maximum Performance Adjustment will be made when the Fund's performance exceeds or falls short of the performance of 90-day Treasury Bills (the "Maximum Adjustment Performance Point") by 5.0% or more. The Performance Adjustment will be zero when the performance difference (between that of the Fund and that of the 90-day Treasury Bills) is between 2.5% and -2.5% and, starting at 2.5% or -2.5% (as the case may be), it shall increase (or decrease in the case of a negative Performance Adjustment) based on a constant ratio until the Maximum Adjustment Performance Point is reached.

----------
* Until AXA Rosenberg has been subadviser for twelve calendar quarters (including the quarter in which it becomes subadviser), the rolling period will be the period that has elapsed since AXA Rosenberg has been subadviser. No Performance Adjustment will be made until AXA Rosenberg has been subadviser for at least four calendar quarters (including such quarter).

     The following table provides examples of how different levels of Fund performance will generate different adjustments to the compensation payable by CSIM to AXA Rosenberg under the Subadviser Agreement.

                                                                              PERFORMANCE ADJUSTMENT
              PERCENTAGE BY WHICH FUND PERFORMANCE                           (AS A PERCENTAGE OF THE
                  EXCEEDS OR FALLS SHORT OF THE                            GROSS RATE OF COMPENSATION
              PERFORMANCE OF 90-DAY TREASURY BILLS                         PAYABLE TO CSIM BY THE FUND)
              ------------------------------------                       -------------------------------
                         5.0% (and all higher %s)                                       5%
                         4.5%                                                           4%
                         4.0%                                                           3%
                         3.5%                                                           2%
                         3.0%                                                           1%
                         2.5%                                                           0
                         2.0%                                                           0
                         1.5%                                                           0
                         1.0%                                                           0
                         0.5%                                                           0
                        -0.5%                                                           0
                        -1.0%                                                           0
                        -1.5%                                                           0
                        -2.0%                                                           0
                        -2.5%                                                           0
                        -3.0%                                                          -1%
                        -3.5%                                                          -2%
                        -4.0%                                                          -3%
                        -4.5%                                                          -4%
                        -5.0% (and all lower %s)                                       -5%

ASSETS UNDER MANAGEMENT ADJUSTMENT


     Finally, to protect AXA Rosenberg, its compensation from CSIM for the Fund will be adjusted upward if the funds subadvised by AXA Rosenberg and managed by CSIM (excluding the Laudus Rosenberg U.S. Small Capitalization Fund) do not grow as planned over the first few years after the new management and subadvisory arrangements are in place; bear in mind, however, that for any given year it will never be payable at a rate that exceeds 55% of the gross rate of compensation payable to CSIM by the Fund under the Management Contract. As noted above, beginning in 2008, CSIM will pay AXA Rosenberg a higher percentage of the Fund's average daily net assets if the average daily net assets of all funds subadvised by AXA Rosenberg and managed by CSIM (excluding the Laudus Rosenberg U.S. Small Capitalization Fund) have not reached certain thresholds. Specifically, if the funds subadvised by AXA Rosenberg and managed by CSIM collectively (excluding the Laudus Rosenberg U.S. Small Capitalization Fund) have not achieved assets under management of at least $2.025 billion and the S&P 500 Index(R) is above 1,000 by calendar year-end 2007, the base subadvisory fee for 2008 will be increased by an amount equal to 5% of the gross base investment advisory fee payable to CSIM with respect to the Fund.

     In the event that the funds subadvised by AXA Rosenberg and managed by CSIM collectively (excluding the Laudus Rosenberg U.S. Small Capitalization Fund) have not achieved assets under management of at least $2.775 billion and the S&P 500 Index(R) is above 1,000 by calendar year-end 2008, then the base sub-advisory fee for 2009 will be increased by an amount equal to 5% of the gross base investment advisory fee payable to CSIM with respect to the Fund.

     For each year thereafter, in the event that (i) the funds subadvised by AXA Rosenberg and managed by CSIM collectively (excluding the Laudus Rosenberg U.S. Small Capitalization Fund) have not by year-end achieved 50% of the end of period assets under management target (which shall not be lower than the 2008 target) recommended by CSIM and AXA Rosenberg, and (ii) the S&P 500 Index(R) is above 1,000, then the base subadvisory fee for the following year will be adjusted upward by an amount equal to 5% of the gross base investment subadvisory fee payable to CSIM with respect to the Fund.


     In each case, the Performance Adjustment and the assets under management adjustment will be made independently of each other.

TRUSTEES' CONSIDERATIONS

     In recommending that shareholders approve the Subadviser Agreement, the Trustees carefully evaluated the experience of AXA Rosenberg's key personnel in institutional investing and the quality of service AXA Rosenberg is expected to provide, and has in the past provided, to the Fund, including, but not limited to: (1) the fee and expense ratios of comparable mutual funds, including those that have subadvisory relationships; (2) the performance of the Fund since the commencement of its operations; (3) the nature and quality of services expected to be rendered to the Fund by AXA Rosenberg; (4) the distinct investment objectives and policies of the Fund; (5) the history, reputation, qualification and background of AXA Rosenberg as well as the qualifications of its personnel and its financial condition; (6) its performance record; and (7) other factors deemed relevant. The Trustees also reviewed the fees to be paid to AXA Rosenberg under the agreement in comparison to those being charged in the relevant segment of the mutual fund business and considered the appropriateness of the weighting given to the fixed and variable components of such fees. Also influencing the Board's decision were considerations of whether the Performance Adjustment is reasonably structured, and in particular whether it (a) will unduly reward AXA Rosenberg for random short-term fluctuations in the market, (b) will be measured against an appropriate benchmark, (c) will give rise to significant costs in connection with the implementation or adjustment of such benchmark, or (d) will give rise to volatility in AXA Rosenberg's fee revenues that would have a significant impact on its financial health and, in particular, on its ability to provide quality services to the Fund. In this regard, the Trustees also considered the fact that CSIM, and not the shareholders of the Fund, would pay or recoup any Performance Adjustment to the fee payable to AXA Rosenberg.


     Based on this evaluation, the Trustees considered whether the Subadviser Agreement would be in the best interests of the Fund and its shareholders. One of the issues influencing the Trustees' decision was that AXA Rosenberg has been the investment adviser to the Fund since its inception, and that it continues to manage the assets of the Fund on a day-to-day basis. Accordingly, for the reasons noted above, together with other factors and information considered relevant, the Trustees concluded that the Subadviser Agreement would be in the best interests of the Fund and its shareholders.

     AXA Rosenberg has not yet been paid any fees for its services as subadviser. However, for the period May 1, 2003 to December 31, 2003, AXA Rosenberg acted as investment adviser to the Fund. In that role, AXA Rosenberg was entitled to receive, and waived, $88,619.84 in fees.


     ADMINISTRATIVE SERVICES. The Trust has entered into a Fund Administration Agreement with BISYS Fund Services Ohio, Inc. (the "Administrator") pursuant to which the Administrator provides certain administrative services necessary for the Fund's operations including: (i) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the Securities and Exchange Commission ("SEC") and state securities commissions, and preparation of proxy statements and shareholder reports for the Fund; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Fund's officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Fund. For these services, the Administrator is entitled to receive a fee, payable monthly, based on the average daily net assets of the Trust. The Administration fees are calculated as follows:


         AVERAGE DAILY NET ASSETS                               FEE
         ------------------------                               ---
       $0 - $25 million                         No fees charged by the Administrator
       $25 - $500 million                       0.09% on the assets over $25 million
       $500 million - $1 billion                0.07% on the assets over $500 million
       Above $1 billion                         0.04% on the assets over $1 billion


From the commencement of its operations on May 1, 2003 to December 31, 2003, the Administrator did not receive any administration fees due to the average daily net asset size of the Trust.


     The Trust's principal underwriter is an affiliate of the Administrator.

     The Trust has also entered into a fund accounting agreement with BISYS Fund Services Ohio, Inc. (the "Fund Accountant") pursuant to which the Fund Accountant provides certain accounting services necessary for the Fund's operations. For these services, the Fund Accountant is entitled to receive $40,000 per annum.


     DISTRIBUTOR AND DISTRIBUTION AND SHAREHOLDER SERVICE PLAN. As stated in the Prospectuses under the heading "Purchasing Fund Shares - Distributor," Class 1 Shares and Class 2 Shares of the Fund are sold on a continuous basis by the Trust's distributor, Laudus Distributor, Inc. (the "Distributor"). The Distributor's principal offices are located at 100 Summer Street, Suite 1500, Boston, Massachusetts 02110. Under the distributor's contract between the Trust and the Distributor (the "Distributor's Contract"), the Distributor is not obligated to sell any specific amount of shares of the Fund and will purchase shares for resale only against orders for shares.


     Pursuant to the distribution and shareholder service plan (the "Plan") described in the Prospectuses, in connection with the distribution of Class 2 Shares of the Fund and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class 2 Shares of the Fund, the Distributor receives certain distribution and shareholder service fees from the Fund. The Distributor may pay all or a portion of the distribution and service fees it receives from the Fund to participating and introducing brokers. The Fund pays no fees in connection with the distribution of Class 1 Shares.

     The Plan may be terminated with respect to Class 2 Shares by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distributor's Contract (the "Independent Trustees"), or by vote of a majority of the outstanding voting securities of the Class 2 Shares. Any change in the Plan that would materially increase the cost to Class 2 Shares requires approval by holders of Class 2 Shares. The Trustees of the Trust review quarterly a written report of such costs and the purposes for which such costs have been incurred. Except as described above, the Plan may be amended by vote of the Trustees of the Trust, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose. For so long as the Plan is in effect, selection and nomination of those Trustees of the Trust who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

     The Distributor's Contract may be terminated with respect to the Fund or Class 2 Shares thereof at any time by not more than 60 days' nor less than 30 days' written notice without payment of any penalty either by the Distributor or by the Fund or class and will terminate automatically, without the payment of any penalty, in the event of its assignment.

     The Plan and the Distributor's Contract will continue in effect with respect to Class 2 Shares for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees (or by vote of a majority of the outstanding shares of the class, in the case of the Distributor's Contract) cast in person at a meeting called for that purpose.

     If the Plan or the Distributor's Contract is terminated (or not renewed), it may continue in effect with respect to any class of the Fund as to which they have not been terminated (or have not been renewed).


     The Trustees of the Trust believe that the Plan will provide benefits to the Trust. The Trustees believe that the Plan will result in greater sales and/or fewer redemptions of Class 2 Shares although it is impossible to know for certain the level of sales and redemptions of the class that would occur in the absence of the Plan or under alternative distribution schemes. The Trustees believe that the effect on sales and/or redemptions benefits the Trust by reducing Fund expense ratios and/or by affording greater flexibility to the Trust.

     The Plan is a "compensation" plan. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor in their periodic review of the Plan, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     From the commencement of its operations on May 1, 2003 to December 31, 2003, the Fund paid the Distributor $14,706 in fees.


CUSTODIAL ARRANGEMENTS

     Custodial Trust Company ("CTC"), Princeton, NJ 08540, is the Trust's custodian. As such, CTC holds in safekeeping certificated securities and cash belonging to the Trust and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, CTC receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities.

INDEPENDENT ACCOUNTANTS


     The Trust's independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts an annual audit of the Trust's financial statements, assists in the preparation of the Trust's federal and state income tax returns and the Trust's filings with the SEC, and consults with the Trust as to matters of accounting and federal and state income taxation.


TRANSFER AND DIVIDEND-PAYING AGENT


     The Trust's transfer and dividend-paying agent is BISYS Fund Services Ohio, Inc. ("BISYS"), 3435 Stelzer Road, Columbus, OH 43219, for which BISYS receives additional fees.


CODES OF ETHICS

     Each of the Trust (on behalf of the Fund), CSIM, AXA Rosenberg, and the principal underwriter have adopted codes of ethics (each a "Code") under Rule 17j-1 of the 1940 Act. The Trust's Code permits personnel subject thereto to invest in securities, but not in securities that the Fund may purchase or hold. Subject to certain conditions or restrictions, CSIM's Code permits personnel to buy or sell, directly or indirectly, securities for their own accounts. This includes securities that may be purchased or held by the funds CSIM manages. Securities transactions by some of these individuals may be subject to prior approval of CSIM's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements. AXA Rosenberg's Code permits personnel subject thereto to invest in securities, subject to prior approval. The principal underwriter's Code permits personnel subject thereto to invest in securities, including securities that the Fund may purchase or hold, so long as the investment does not lead to an actual or potential conflict of interest.

                             PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS

     The purchase and sale of portfolio securities for the Fund and for the other investment advisory clients of AXA Rosenberg are made by AXA Rosenberg with a view to achieving each client's investment objective. For example, a particular security may be purchased or sold on behalf of certain clients of AXA Rosenberg even though it could also have been purchased or sold for other clients at the same time.


     Likewise, a particular security may be purchased on behalf of one or more clients when AXA Rosenberg is selling the same security on behalf of one or more other clients. In some instances, therefore, AXA Rosenberg, acting for one client, may sell indirectly a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected pro rata on the basis of cash available or another equitable basis so as to avoid any one account being preferred over any other account.


BROKERAGE AND RESEARCH SERVICES

     Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different brokers. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid for such securities usually includes an undisclosed dealer commission or mark up. In the selection of brokers, dealers or futures commissions merchants (collectively, "brokers") and the placing of orders for the purchase and sale of portfolio investments for the Fund, AXA Rosenberg shall comply with such policies established by the Trustees and communicated to AXA Rosenberg in writing and shall seek to obtain for each Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. In using its best efforts to obtain for each Fund the most favorable price and execution available, AXA Rosenberg, bearing in mind each Fund's best interests at all times, shall consider all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker involved and the quality of service rendered by the broker in other transactions. Subject to such policies as the Trustees may determine and communicate to AXA Rosenberg in writing, AXA Rosenberg shall not be deemed to have acted unlawfully or to have breached any duty created by the Subadviser Agreement or otherwise solely by reason of its having caused a Fund to pay a broker that provides brokerage and research services to AXA Rosenberg or any affiliated person of AXA Rosenberg an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if AXA Rosenberg determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or AXA Rosenberg's overall responsibilities with respect to each Fund and to other clients of AXA Rosenberg and any affiliated person of AXA Rosenberg as to which AXA Rosenberg or any affiliated person of AXA Rosenberg exercises investment discretion.

     Over-the-counter transactions often involve dealers acting for their own account. It is AXA Rosenberg's policy to place over-the-counter market orders for the Fund with primary market makers unless better prices or executions are available elsewhere.

     Although AXA Rosenberg does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for the Fund, AXA Rosenberg will receive such services from brokers who are expected to handle a substantial amount of the Fund's portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. AXA Rosenberg uses such research in servicing other clients as well as the Trust.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and subject to such policies as the Trustees of the Trust may determine, AXA Rosenberg may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in that Act) to AXA Rosenberg an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

     From the commencement of its operations on May 1, 2003 to December 31, 2003, the Fund paid $69,221.99 in brokerage commissions.

                            TOTAL RETURN CALCULATIONS

     The Fund computes its average annual total return by determining the average annual compounded rates of return during specified periods that would equate the initial amount invested in a particular share class to the ending redeemable value of such investment in the class, according to the following formula:

         P(1 + T) TO THE POWER OF n = ERV

    Where:

     T  =  Average annual total return

     ERV = Ending redeemable value of a hypothetical $1,000 payment made at the beginning of a period at the end of such period.

     P  =  A hypothetical initial payment of $1,000

     n  =  Number of years

     The Fund computes its cumulative total return separately for its share classes by determining the cumulative rates of return during specified periods that would equate the initial amount invested in a particular share class to the ending redeemable value of such investment in such class, according to the following formula:

         T = ERV-1,000
             ---------
               1,000

Where:

     T = Cumulative rate of return

     ERV = Ending redeemable value of a hypothetical $1,000 investment made at the beginning of a period at the end of such period.

     The calculation of average annual total return assumes that any dividends and distributions are reinvested immediately, rather than paid to the investor in cash. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

     Unlike bank deposits or other investments that pay a fixed yield or return for a stated period of time, the return for the Fund will fluctuate from time to time and does not provide a basis for determining future returns. Average annual total return is based on many factors, including market conditions, the composition of the Fund's portfolio and the Fund's operating expenses.

     Average annual total returns are calculated separately for Class 1 and Class 2 Shares of the Fund. Class 1 and Class 2 Shares are subject to different fees and expenses and may have different performance for the same period. As of December 31, 2003, the aggregate return for the Fund was -3.60%.

PERFORMANCE COMPARISONS


     Investors may judge the performance of the Fund by comparing its performance to the return on 3-month U.S. Treasury Bills (the Fund's benchmark). Information regarding the return on 3-month U.S. Treasury Bills can be found on the Federal Reserve's website (www.federalreserve.gov/releases/h15/current/). Investors may also judge the performance of the Fund by comparing it to the performance of other mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, MORNINGSTAR, INC., IBBOTSON ASSOCIATES, CDA/WIESENBERGER, THE NEW YORK TIMES, BUSINESS WEEK, U.S.A. TODAY, INSTITUTIONAL INVESTOR and other periodicals. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Fund may also include in advertisements and reports to shareholders information discussing the performance of AXA Rosenberg in comparison to other investment advisers and to other institutions.


     From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to shareholders:
(1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various investment products, which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in the Fund. The Trust may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

     The Trust is a diversified open-end management investment company and was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on March 2, 1998.

     A copy of the Trust's Agreement and Declaration of Trust dated March 1, 1998, as amended (the "Declaration of Trust"), is on file with the Secretary of the Commonwealth of Massachusetts. The fiscal year of the Trust ends on December
31. The Trust changed its name to "Barr Rosenberg Variable Insurance Trust" from "Barr Rosenberg Variable Trust" on March 27, 1998. Effective March 30, 2004, the Trust changed its name to "Laudus Variable Insurance Trust."

     Interests in the Trust's portfolios are currently represented by shares of one series, the Laudus Rosenberg VIT Value Long/Short Equity Fund, issued pursuant to the Declaration of Trust. The rights of shareholders and powers of the Trustees of the Trust with respect to shares of the Laudus Rosenberg VIT Value Long/Short Equity Fund are described in the Prospectuses.

     The Fund is divided into two classes of shares: Class 1 Shares and Class 2 Shares.

     Each class of shares of the Fund represents interests in the assets of the Fund and has identical dividend, liquidation and other rights and the same terms and conditions, except that expenses, if any, related to the distribution and shareholder servicing of a particular class are borne solely by such class and each class may, at the discretion of the Trustees of the Trust, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the Fund.

     The Declaration of Trust provides for the perpetual existence of the Trust. The Trust may, however, be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust.

     Because Equitable Life Assurance Society of the United States ("Equitable Life"), an affiliate of AXA Rosenberg, provided the initial capital for the Fund, Equitable Life may be deemed to control the Fund because it beneficially owns more than 25% of the Fund's shares. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of Equitable Life, and it may be possible for such matters to be approved by Equitable Life without the affirmative vote of any other shareholder.

VOTING RIGHTS

     Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

     Each class of shares of the Fund has identical voting rights except that each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution and shareholder service plan applicable to that class. All classes of shares of the Fund will vote together, except with respect to any distribution and shareholder service plan applicable to a class or when a class vote is required as specified above or otherwise by the 1940 Act.

     There will normally be no meetings of shareholders for the purpose of electing Trustees, except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

     No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series, sub-series or classes of shares of any series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

SHAREHOLDER AND TRUSTEE LIABILITY

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund is unable to meet its obligations.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also provides for indemnification by the Trust of the Trustees and the officers of the Trust against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that such Trustees are liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. In addition, CSIM has agreed to indemnify each Trustee who is not "an interested person" of the Trust to the maximum extent permitted by the 1940 Act against any liabilities arising by reason of such Trustee's status as a Trustee of the Trust.

OWNERS OF 5% OR MORE OF A FUND'S SHARES


     The following charts set forth the names, addresses and percentage ownership of those shareholders owning beneficially and of record (except as otherwise indicated) 5% or more of the outstanding shares of each class of the Fund as of April 1, 2004. Those persons who beneficially own more than 25% of a particular class of shares in the Fund may be deemed to control such class. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.

                                                                    NUMBER
      FUND                   NAME AND ADDRESS OF                      OF             PERCENT OF OUTSTANDING
      CLASS                   BENEFICIAL OWNER                      SHARES         SHARES BENEFICIALLY OWNED
      -----                  -------------------                   ---------       -------------------------
     Class 1          Rosenberg Institutional Equity Mgmt.             1                     100%
                      4 Orinda Way, Suite 300E
                      Orinda, California 94563-2523

     Class 2          Separate Account FP of The Equitable         2,246,394                 100%
                      Life Assurance Society of
                      the United States
                      1290 Avenue of the Americas
                      Life Assurance Society of the US
                      New York, New York 10104


                        DETERMINATION OF NET ASSET VALUE

Each business day, the Fund calculates its share price, or NAV, as of the close of the New York Stock Exchange ("NYSE"). This means that NAVs are calculated using the values of the Fund's portfolio securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available or the adviser deems them to be unreliable are required to be valued at fair value using procedures approved by the Board of Trustees. The Fund uses approved pricing services to provide values for its portfolio securities. Current market values are generally determined by the approved pricing services as follows: securities traded on stock exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded (closing values), or, lacking any sales, at the mean between the bid and ask prices; securities traded in the over-the-counter market are valued at the last sales price that day, or, if there are no sales that day, at the mean between the bid and ask prices. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Securities may be fair valued pursuant to procedures approved by the Fund's Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price.
The Board of Trustees regularly reviews fair value determinations made by the Fund pursuant to the procedures.

                        PURCHASE AND REDEMPTION OF SHARES


     The procedures for purchasing shares of the Fund are described in the Prospectuses. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of (i) $250,000 or (ii) 1% of the total net asset value of the Trust at the beginning of such period. The procedures for redeeming shares of the Fund is described in the Prospectuses.

     As described in the Prospectuses, the Trust reserves the right, in its sole discretion, to reject purchase orders for shares of the Fund. As a general matter, the Trust expects that it will only accept purchase orders when the purchase price is to be paid by wire transfer from the insurance company.


                              FINANCIAL STATEMENTS


     The Report of Independent Accountants and financial statements of the Fund in the Trust's Annual Report for the period ended December 31, 2003 (the "Annual Report") are incorporated herein by reference to such Annual Report. Copies of such Annual Report are available without charge upon request by writing to Laudus Variable Insurance Trust, 3435 Stelzer Road, Columbus, Ohio 43219 or telephoning 1-800-447-3332.

     The financial statements incorporated by reference into this Statement of Additional Information have been audited by PricewaterhouseCoopers LLP, independent accountants, and have been so included and incorporated by reference in reliance upon said firm, which report is given upon their authority as experts in auditing and accounting.

                                              APPENDIX A - PROXY VOTING POLICIES

                                  LAUDUS TRUST
                         LAUDUS VARIABLE INSURANCE TRUST

                      PROXY VOTING STATEMENT AND GUIDELINES

PROXY VOTING POLICY

     It is the policy of the Laudus Trust and the Laudus Variable Insurance Trust (each a "Trust" and, collectively, the "Trusts") to vote all proxies in the best interests of the Funds' shareholders. In furtherance of this policy, the Trusts have delegated the authority and responsibility to vote securities held in the Funds to Charles Schwab Investment Management, Inc., the Funds' investment adviser (the "Adviser"). Pursuant to a subadvisory agreement between the Trusts, the Adviser and AXA Rosenberg Investment Management LLC, the Funds' subadviser (the "Subadviser"), the Subadviser will exercise any voting rights attaching to investments in the Funds except with the agreement or the specific instructions of the Board of Trustees of the Trusts or the Adviser.


     It is the Subadviser's policy to vote all proxies for the exclusive benefit of the accounts whose assets the Subadviser manages, except where the client has elected to vote proxies as must be stipulated in writing. The Subadviser will normally vote proxies consistent with recommendations provided by Institutional Shareholder Service's ("ISS") Proxy Advisory Service(SM). A summary of ISS proxy voting guidelines is provided in the accompanying Appendices.


                      PROXY VOTING PROCEDURES AND POLICIES

STATEMENT OF PROXY VOTING

Proxy voting is an important right of the shareholders. Consequently, it is AXA Rosenberg Investment Management LLC's and its advisory affiliates' (collectively, "AXA Rosenberg") policy to vote proxy proposals on behalf of its clients in a manner which is reasonably anticipated to further the best economic interests of those clients.

The client relationships in which AXA Rosenberg will vote the proxies include:

     -  Employee benefit plans and other clients subject to ERISA;
     - Institutional clients, not subject to ERISA, which have delegated proxy-voting responsibility to AXA Rosenberg;
     - Registered investment companies advised or sub-advised by AXA Rosenberg; and
     -  Limited partnerships and other commingled funds advised by AXA Rosenberg

AXA Rosenberg will also accommodate clients who delegate proxy voting responsibility to AXA Rosenberg, but who wish to retain the right to exercise proxy voting rights associated with their portfolio on specific proxy issues.

For those advisory clients who have not delegated or who have expressly retained proxy-voting responsibility, AXA Rosenberg has no authority and will not vote any proxies for those client portfolios.

PROXY VOTING PROCEDURES


AXA Rosenberg has retained ISS to assist AXA Rosenberg in coordinating and voting proxies with respect to client securities. Once it is deemed that AXA Rosenberg will vote proxies on behalf of a client, AXA Rosenberg notifies ISS of this delegation, thereby enabling ISS to automatically receive proxy information. AXA Rosenberg monitors ISS to assure that the proxies are being properly voted and appropriate records are being retained.


ISS will:

     1. Keep a record of each proxy received;


     2. Determine which accounts managed by AXA Rosenberg hold the security to which the proxy relates; and


     3. Compile a list of accounts that hold the security, together with the number of votes each account controls and the date by which AXA Rosenberg must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

     4. AXA Rosenberg will identify conflicts that exist between the interests of AXA Rosenberg and its clients.

DISCLOSURE

AXA Rosenberg will provide a copy of these policies and procedures on the AXA Rosenberg website (www.axarosenbergfunds.com) and will include a copy of these policies and procedures in its Form ADV Part II. Additionally, AXA Rosenberg will disclose in its Form ADV Part II that clients may contact AXA Rosenberg via email or by telephone in order to obtain information on how AXA Rosenberg voted such client's proxies, and to request a copy of these procedures and policies. If a client with a separate account requests this information, AXA Rosenberg will prepare a written response to the client that lists among other matters, with respect to each voted proxy of which the client has inquired: the name of the issuer, the proposal voted upon, and how AXA Rosenberg voted the client's proxy.

                           ISS PROXY VOTING GUIDELINES

                                     SUMMARY

The following is a concise summary of ISS's proxy voting policy guidelines.

1.   AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

     - An auditor has a financial interest in or association with the company, and is therefore not independent;

     -  Fees for non-audit services are excessive; or

     - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.   BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.   SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS
Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING
Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.

4.   PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.   POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.   MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.   REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.   CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

     - It is intended for financing purposes with minimal or no dilution to current shareholders;


     - It is not designed to preserve the voting power of an insider or significant shareholder.

9.   EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     -  Historic trading patterns
     -  Rationale for the repricing
     -  Value-for-value exchange
     -  Option vesting
     -  Term of the option
     -  Exercise price
     -  Participation

EMPLOYEE STOCK PURCHASE PLANS
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:

     -  Purchase price is at least 85 percent of fair market value;

     -  Offering period is 27 months or less; and

     -  Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.  SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                     CONCISE GLOBAL PROXY VOTING GUIDELINES

FOLLOWING IS A CONCISE SUMMARY OF GENERAL POLICIES FOR VOTING GLOBAL PROXIES. IN ADDITION, ISS HAS COUNTRY- AND MARKET-SPECIFIC POLICIES, WHICH ARE NOT CAPTURED BELOW.

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS
Vote FOR approval of financial statements and director and auditor reports, unless:

     - there are concerns about the accounts presented or audit procedures used; or

     - the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

     - there are serious concerns about the accounts presented or the audit procedures used;

     -  the auditors are being changed without explanation; or

     - nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS
Vote FOR the appointment or reelection of statutory auditors, unless:

     - there are serious concerns about the statutory reports presented or the audit procedures used;

     - questions exist concerning any of the statutory auditors being appointed; or

     - the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ALLOCATION OF INCOME
Vote FOR approval of the allocation of income, unless:

     - the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

     -  the payout is excessive given the company's financial position.

STOCK (SCRIP) DIVIDEND ALTERNATIVE
Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION
Vote amendments to the articles of association on a CASE-BY-CASE basis.

CHANGE IN COMPANY FISCAL TERM
Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

AMEND QUORUM REQUIREMENTS
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

TRANSACT OTHER BUSINESS
Vote AGAINST other business when it appears as a voting item.

DIRECTOR ELECTIONS
Vote FOR management nominees in the election of directors, unless:

     - there are clear concerns about the past performance of the company or the board; or

     -  the board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities. Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.
Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

DIRECTOR COMPENSATION
Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry. Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

DISCHARGE OF BOARD AND MANAGEMENT
Vote FOR discharge of the board and management, unless:

     - there are serious questions about actions of the board or management for the year in question; or

     -  legal action is being taken against the board by other shareholders.

DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
Vote AGAINST proposals to indemnify auditors.

BOARD STRUCTURE
Vote FOR proposals to fix board size.
Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

                             SHARE ISSUANCE REQUESTS

GENERAL ISSUANCES
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.
Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
SPECIFIC ISSUANCES
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

INCREASES IN AUTHORIZED CAPITAL
Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR specific proposals to increase authorized capital to any amount, unless:

     - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

     - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

Vote AGAINST proposals to adopt unlimited capital authorizations.

REDUCTION OF CAPITAL
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

CAPITAL STRUCTURES
Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.
Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

PREFERRED STOCK
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.
Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid. Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

DEBT ISSUANCE REQUESTS
Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

PLEDGING OF ASSETS FOR DEBT
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

INCREASE IN BORROWING POWERS
Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

SHARE REPURCHASE PLANS
Vote FOR share repurchase plans, unless:

     -  clear evidence of past abuse of the authority is available; or

     -  the plan contains no safeguards against selective buybacks.

REISSUANCE OF SHARES REPURCHASED
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

REORGANIZATIONS/RESTRUCTURINGS
Vote reorganizations and restructurings on a CASE-BY-CASE basis.

MERGERS AND ACQUISITIONS
Vote FOR mergers and acquisitions, unless:

     - the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

     - the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.
ABSTAIN if there is insufficient information available to make an informed voting decision.

MANDATORY TAKEOVER BID WAIVERS
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

REINCORPORATION PROPOSALS
Vote reincorporation proposals on a CASE-BY-CASE basis.

EXPANSION OF BUSINESS ACTIVITIES
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

RELATED-PARTY TRANSACTIONS
Vote related-party transactions on a CASE-BY-CASE basis.

COMPENSATION PLANS
Vote compensation plans on a CASE-BY-CASE basis.

ANTITAKEOVER MECHANISMS
Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

SHAREHOLDER PROPOSALS
Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.
Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

PART C:   OTHER INFORMATION
           THE LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND ONLY

ITEM 23.   EXHIBITS.

     (a) (1) Agreement and Declaration of Trust of the Registrant incorporated by reference to the Registration Statement filed on April 20, 1998;

          (2) Amendment No. 1 to Agreement and Declaration of Trust of the Registrant -- incorporated by reference to the Registration Statement filed on April 20, 1998;

          (3) Amendment No. 2 to Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 7 filed on April 30, 2003;


          (4) Amendment No. 3 to Agreement and Declaration of Trust of the Registrant - filed herewith;


     (b) By-Laws of the Registrant -- incorporated by reference to the Registration Statement filed on April 20, 1998;

     (c) Reference is made to Sections 6 and 8 of the Agreement and Declaration of Trust of the Registrant;


     (d) (1) Management Contract between the Registrant on behalf of its Laudus Rosenberg VIT Value Long/Short Equity Fund and Charles Schwab Investment Management, Inc. - incorporated by reference to Post-Effective Amendment No. 8 filed on February 27, 2004;

          (2) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg VIT Value Long/Short Equity Fund, Charles Schwab Investment Management, Inc. and Barr Rosenberg Investment Management LLC - incorporated by reference to Post-Effective Amendment No. 8 filed on February 27, 2004;


     (e) Form of Distributor's Contract between the Registrant and Barr Rosenberg Funds Distributor, Inc. -- incorporated by reference to Post-Effective Amendment No. 7 filed on April 30, 2003;

     (f)  None;

     (g) (1) Custody Agreement between the Registrant and Custodial Trust Company -- incorporated by reference to Post-Effective Amendment No. 3 filed on April 16, 1999.

          (2) Form of Special Custody Account Agreement among the Registrant, Custodial Trust Company and Bear, Stearns Securities Corp. -- incorporated by reference to Post-Effective Amendment No. 7 filed on April 30, 2003;

     (h) (1) Form of Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- incorporated by reference to Post-Effective Amendment No. 7 filed on April 30, 2003;


          (2) Expense Limitation Agreement between Charles Schwab Investment Management, Inc. and the Registrant on behalf of the Laudus Rosenberg VIT Value Long/Short Equity Fund -- incorporated by reference to Post-Effective Amendment No. 8 filed on February 27, 2004;


          (3) Form of Administration Agreement between the Registrant and BISYS Fund Services Ohio, Inc.-- incorporated by reference to Post-Effective Amendment No. 7 filed on April 30, 2003;

          (4) Form of Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc.-- incorporated by reference to Post-Effective Amendment No. 7 filed on April 30, 2003;


     (i)  Opinion of Morgan, Lewis & Bockius LLP - filed herewith;

     (j)  Consent of PricewaterhouseCoopers LLP - filed herewith;


     (k)  None;

     (l)  None;

     (m) Distribution and Shareholder Service Plan for Class 2 Shares -- incorporated by reference to Post-Effective Amendment No. 7 filed on April 30, 2003;

     (n) Multi-Class Plan -- incorporated by reference to Post-Effective Amendment No. 7 filed on April 30, 2003;

     (o)  Not Applicable;

     (p) (1) Code of Ethics of the Registrant -- incorporated by reference to Post-Effective Amendment No. 5 filed on May 1, 2000;


          (2) Code of Ethics of Charles Schwab Investment Management, Inc., investment adviser to the Fund - incorporated by reference to Post-Effective Amendment No. 8 filed on February 27, 2004;


          (3) Code of Ethics of AXA Rosenberg Investment Management LLC, investment subadviser to the Fund -- incorporated by reference to Post-Effective Amendment No. 5 filed on May 1, 2000;

          (4) Code of Ethics of BISYS Fund Services Ohio, Inc., principal underwriter to the Fund -- incorporated by reference to Post-Effective Amendment No. 5 filed on May 1, 2000;


     (q) (1) Power of Attorney of Nils H. Hakansson - incorporated by reference to Post-Effective Amendment No. 8 filed on February 27, 2004;

          (2) Power of Attorney of Mariann Byerwalter -- incorporated by reference to Post-Effective Amendment No. 8 filed on February 27, 2004;

          (3) Power of Attorney of Jeffrey M. Lyons - incorporated by reference to Post-Effective Amendment No. 8 filed on February 27, 2004;

          (4)  Power of Attorney of William A. Hasler - filed herewith.


ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

     The Board of Trustees of Registrant is substantially similar to the Board of Trustees of other Funds advised by Charles Schwab Investment Management, Inc. However, the officers of these Funds are different. That fact, together with the fact that the power residing in the respective boards and officers arises as the result of an official position with the respective Funds leads the Registrant to take the position that it is not under common control with these other Funds.

ITEM 25.   INDEMNIFICATION.

(a) Indemnification

     Article VIII of the Registrant's Agreement and Declaration of Trust reads as follows (referring to the Registrant as the "Trust"):

                                  ARTICLE VIII

                                 Indemnification

     SECTION 1. TRUSTEES, OFFICERS, ETC. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

     SECTION 2. COMPROMISE PAYMENT. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     SECTION 3. INDEMNIFICATION NOT EXCLUSIVE. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the 1940 Act (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission), and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.

     SECTION 4. SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular Series of Shares of which he or she is or was a Shareholder.

(b) Summary of Indemnification Provisions

    The Trust shall indemnify each of its Trustees and officers against all liabilities, expenses and counsel fees reasonably incurred in the defense or disposition of any action, suit or proceeding in which the Trustee or officer is involved because of his or her role as a Trustee or officer unless, in the final adjudication of that action, suit or proceeding, the Trustee or officer was found to have acted with willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. This right of indemnification is not exclusive.

    Any shareholder held personally liable solely by reason of having been a shareholder shall be entitled to be held harmless from and idemnified against all loss or expense arising from such liability.

(c) Insurance

    The Trust maintains Professional Liability Insurance for each of its directors and officers. [The Trust's policy is carried by the American International Specialty Lines Insurance Company and insures each director and officer against professional liability for decisions made in connection with the Trust, to the extent permitted by the 1940 Act, up to a maximum of $3,000,000.]

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

     The Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989, also serves as the investment manager to the Laudus Trust, Schwab Capital Trust, The Charles Schwab Family of Funds, Schwab Investments, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to the Schwab Capital Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, and an investment adviser to certain non-investment company clients.

     The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below.


NAME AND POSITION WITH                                                 CONNECTION WITH
REGISTRANT                       NAME OF COMPANY                       OTHER COMPANY
----------------------           ---------------                       ---------------
Charles R. Schwab                Charles Schwab & Co., Inc.            Chairman
Director
                                 The Charles Schwab Bank, N.A.         Chairman, Director
                                 The Charles Schwab Corporation        Chairman; Co-Chief Executive Officer
                                                                       until May 2003
                                 Schwab Holdings, Inc.                 Chairman and Chief Executive Officer
                                 Schwab International Holdings, Inc.   Chairman and Chief Executive Officer
                                 Schwab (SIS) Holdings, Inc.           Chairman and Chief Executive Officer
                                 Charles Schwab Holdings (UK)          Chairman
                                 U.S. Trust Corporation                Director
                                 United States Trust Company of New    Director
                                 York
                                 The Gap, Inc.                         Director
                                 Siebel Systems                        Director
                                 Xign, Inc.                            Director until June 2003
                                 Stanford University                   Trustee
                                 Audiobase, Inc.                       Director until March 2002
                                 Vodaphone AirTouch PLC                Director until May 2002

                                 The Charles Schwab Trust Company      Director until July 2001
                                 SchwabFunds family of mutual funds    Trustee and Chairman

Randall W. Merk                  Charles Schwab & Co., Inc.            Executive Vice President. Prior to
Director, President and                                                September 2002, Mr. Merk was
Chief Executive Officer                                                President and Chief Investment
                                                                       Officer, American Century Investment
                                                                       Management and Director, American
                                                                       Century Companies, Inc. (June 2001
                                                                       to August 2002); Chief Investment
                                                                       Officer, Fixed Income, American
                                                                       Century Companies, Inc. (January
                                                                       1997 to June 2001).
                                 Charles Schwab Asset Management       Director
                                 (Ireland) Limited
                                 Charles Schwab Worldwide Funds PLC    Director
                                 SchwabFunds family of mutual funds    President and Chief Executive Officer

Koji Felton                      SchwabFunds family of mutual funds    Secretary
Senior Vice President,
Chief Counsel and Assistant
Corporate Secretary

Tai-Chin Tung                    The Charles Schwab Trust Company      Vice President
Senior Vice President and
Chief Financial Officer
                                 Charles Schwab Asset Management       Director
                                 (Ireland) Limited
                                 Charles Schwab Worldwide Funds PLC    Director

                                 SchwabFunds family of mutual funds    Treasurer and Principal Financial
                                                                       Officer

Stephen B. Ward                  The Charles Schwab Trust Company      Chief Investment Officer
Director, Senior Vice
President and Chief Investment
Officer

                                 SchwabFunds family of mutual funds    Senior Vice President and Chief
                                                                       Investment Officer

Jeffrey Mortimer                                 --                                 --
Vice President and Senior
Portfolio Manager

Jana D. Thompson                 Charles Schwab & Co., Inc.            Senior Vice President; Vice
Senior Vice President                                                  President, 2000 to March 2004

                                 Laudus Trust and Laudus Variable      President
                                 Insurance Trust



     AXA Rosenberg Investment Management LLC (the "Subadviser") was organized as a limited liability company under the laws of the State of Delaware in 1998, and is registered as an investment adviser under the Investment Advisers Act of 1940. The Subadviser provides investment advisory services to a substantial number of institutional investors and to the eleven series of Laudus Trust, an open-end management investment company.


NAME AND POSITION                NAME OF                               CONNECTION WITH
WITH SUBADVISER                  OTHER COMPANY                         OTHER COMPANY
-----------------                -------------                         ----------------
Kenneth Reid                     Barr Rosenberg Research Center        Director
Global Chief Investment
Officer

William Ricks                    --                                    --
Chief Executive Officer and
Chief Investment Officer

Thomas Mead                      Barr Rosenberg Research               Director; Deputy Director,
Global Research Director of      Center                                1999 to 2002
Research Center

ITEM 27.   PRINCIPAL UNDERWRITERS.

(a) Laudus Distributor, Inc. (f/k/a Barr Rosenberg Funds Distributor, Inc.) (the "Distributor") is the principal underwriter of the Trust's Class 1 Shares and Class 2 Shares. The Distributor is also the principal underwriter for the Laudus Trust.

(b) Information with respect to the Distributor's directors and officers is as follows:

                                 POSITIONS AND OFFICES                 POSITIONS AND OFFICES
     NAME                        WITH UNDERWRITER                      WITH REGISTRANT
     ----                        ---------------------                 ---------------------
     William J. Tomko            President                             None

     Kevin J. Dell               Secretary                             None

     Edward S. Forman            Assistant Secretary                   None

     Dennis R. Sheehan           Director                              None

     James L. Fox                Treasurer/Director                    None

     Stephen Hoffman             Financial Operations Officer          None

     Richard F. Froio            Vice President/Chief Compliance       None
                                 Officer

     Charles L. Booth            Vice President/Assistant              None
                                 Compliance Officer

     The principal business address of all directors and officers of the Distributor is 100 Summer Street, Suite 1500, Boston, Massachusetts, 02110

(c) None

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS.

     The account books and other documents required to be maintained under
Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained at the offices of:


1)   Laudus Variable Insurance Trust

     3435 Stelzer Road
     Columbus, OH  43219
     Rule 31a-1 (b)(1),(2),(3), (4), (5), (6), (7), (8), (9), (10), (11)
     Rule 31a-2 (a)

2)   Charles Schwab Investment Management, Inc.
     101 Montgomery Street
     San Francisco, CA 94104

3)   AXA Rosenberg Investment Management LLC
     Four Orinda Way
     Building E
     Orinda, CA 94563

     Rule 31a-1 (f)
     Rule 31a-2 (e)


4)   Laudus Distributor, Inc.

     100 Summer Street, Suite 1500
     Boston, MA 02110
     Rule 31a-1 (d)
     Rule 31a-2 (c)

ITEM 29.   MANAGEMENT SERVICES.

None.

ITEM 30.   UNDERTAKINGS.

     The Registrant undertakes to comply with the last three paragraphs of
Section 16(c) of the Investment Company Act of 1940 as though such provisions of the Act were applicable to the Trust.

                                     NOTICE

     A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding for any of the trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 9 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and the State of California, on the 29th day of April 2004.

                                 LAUDUS VARIABLE INSURANCE TRUST


                                 By:  /s/ JANA D. THOMPSON
                                      --------------------

                                      Jana D. Thompson
                                      President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated and on the 29th day of April 2004.



      SIGNATURE                                 TITLE                                   DATE
      ---------                                 -----                                   ----
/s/ JANA D. THOMPSON                  President (Principal Executive Officer)       April 29, 2004
--------------------
Jana D. Thompson

        *                             Trustee                                       April 29, 2004
---------------------
Jeffrey M. Lyons

/s/ TROY SHEETS                       Chief Financial Officer (Principal            April 29, 2004
---------------                       Financial and Accounting Officer)
Troy Sheets

        *                             Trustee                                       April 29, 2004
---------------------
Mariann Byerwalter

        *                             Trustee                                       April 29, 2004
---------------------
Nils H. Hakansson

        *                             Trustee                                       April 29, 2004
---------------------
William A. Hasler


*By:   /s/ JENNIFER M. LEACH
       ---------------------
       Jennifer M. Leach
       Attorney-in-Fact

Date:  April 29, 2004

                                  EXHIBIT INDEX

EXHIBIT
NUMBER          DESCRIPTION
------          -----------
23(a)(4)        Amendment No. 3 to Agreement and Declaration of Trust of the Registrant

23(i)           Opinion and consent of Morgan, Lewis & Bockius LLP

23(j)           Consent of PricewaterhouseCooopers LLP

23(q)(4)        Power of Attorney of William A. Hasler


                                      xiv